Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Australia (16.5%)
	Commonwealth Bank of Australia	1,707,170	108,391
	BHP Group Ltd.	2,835,614	94,565
	CSL Ltd.	437,335	90,669
	National Australia Bank Ltd.	3,163,009	56,697
	Westpac Banking Corp.	3,479,931	55,787
	Australia & New Zealand Banking Group Ltd.	2,724,891	49,059
	Wesfarmers Ltd.	1,082,693	44,942
	Woolworths Group Ltd.	1,208,325	37,583
	Macquarie Group Ltd.	317,023	31,616
	Rio Tinto Ltd.	359,549	30,094
	Transurban Group	2,652,593	26,728
	Fortescue Metals Group Ltd.	1,543,621	25,426
	Goodman Group	1,737,253	23,378
*	Afterpay Ltd.	214,754	21,923
	Woodside Petroleum Ltd.	922,243	17,118
	Coles Group Ltd.	1,230,375	17,032
	Amcor plc GDR	1,521,086	16,600
	Newcrest Mining Ltd.	783,904	14,899
	Aristocrat Leisure Ltd.	621,827	14,649
	Sonic Healthcare Ltd.	460,435	12,033
*	James Hardie Industries plc GDR	430,385	12,030
	Brambles Ltd.	1,462,959	11,771
*	Xero Ltd.	111,865	11,035
*	Scentre Group	5,040,059	10,441
	ASX Ltd.	187,904	10,267
	Telstra Corp. Ltd.	4,025,580	9,560
	Suncorp Group Ltd.	1,233,679	9,452
*	Cochlear Ltd.	62,038	9,328
	South32 Ltd.	4,713,423	9,091
*	Insurance Australia Group Ltd.	2,361,296	8,704
	QBE Insurance Group Ltd.	1,409,037	8,643
	APA Group	1,144,270	8,508
	Santos Ltd.	1,718,553	8,470
*	Ramsay Health Care Ltd.	169,087	8,114
	Stockland	2,321,567	7,835
*	SEEK Ltd.	341,310	7,272
	Dexus	1,061,082	7,266
	Mirvac Group	3,819,976	6,893
	Northern Star Resources Ltd.	695,992	6,735
	GPT Group	1,891,740	6,217
	Lendlease Corp. Ltd.	677,600	6,178
	Origin Energy Ltd.	1,710,435	6,148

		Shares	Market Value ($000)
	BlueScope Steel Ltd.	488,238	6,130
*	Tabcorp Holdings Ltd.	2,012,095	6,097
	Medibank Pvt Ltd.	2,689,345	5,974
*	Oil Search Ltd.	2,017,497	5,931
	Evolution Mining Ltd.	1,553,948	5,550
*	Sydney Airport	1,274,204	5,537
	REA Group Ltd.	49,339	5,484
	Treasury Wine Estates Ltd.	701,194	5,365
	AGL Energy Ltd.	613,433	5,362
	Computershare Ltd.	471,403	5,145
	Aurizon Holdings Ltd.	1,769,370	4,991
	Coca-Cola Amatil Ltd.	497,162	4,949
	Magellan Financial Group Ltd.	133,946	4,867
	Ampol Ltd.	243,491	4,848
	Charter Hall Group	458,135	4,734
	Orica Ltd.	391,944	4,550
	Atlas Arteria Ltd.	923,026	4,449
	JB Hi-Fi Ltd.	111,762	4,393
	OZ Minerals Ltd.	310,250	4,388
*	Boral Ltd.	1,178,921	4,333
	Vicinity Centres	3,677,067	4,279
	Domino's Pizza Enterprises Ltd.	59,649	4,171
*	Saracen Mineral Holdings Ltd.	1,069,012	3,932
*	NEXTDC Ltd.	433,449	3,817
	AMP Ltd.	3,336,361	3,763
*	Incitec Pivot Ltd.	1,858,232	3,724
	Bendigo & Adelaide Bank Ltd.	518,903	3,627
	ALS Ltd.	477,552	3,613
	Mineral Resources Ltd.	138,223	3,600
	Ansell Ltd.	126,683	3,541
*	Challenger Ltd.	680,428	3,435
*	Lynas Rare Earths Ltd.	893,906	3,248
	carsales.com Ltd.	214,272	3,194
	Alumina Ltd.	2,430,541	3,120
	Qube Holdings Ltd.	1,409,302	3,054
	IGO Ltd.	598,577	2,912
	Breville Group Ltd.	131,992	2,902
	Bank of Queensland Ltd.	451,565	2,733
	Worley Ltd.	315,017	2,730
*	Downer EDI Ltd.	687,072	2,690
	Nine Entertainment Co. Holdings Ltd.	1,434,425	2,628
	Metcash Ltd.	983,420	2,561
	Steadfast Group Ltd.	838,204	2,548
	Reliance Worldwide Corp. Ltd.	783,610	2,537
	Altium Ltd.	107,771	2,512
*	Crown Resorts Ltd.	342,346	2,500
*	Qantas Airways Ltd.	709,737	2,428
*,1	Zip Co. Ltd.	439,820	2,412
	Harvey Norman Holdings Ltd.	585,569	2,372
*	IDP Education Ltd.	135,000	2,350
	AusNet Services	1,762,157	2,320
	Cleanaway Waste Management Ltd.	1,339,669	2,257
	Seven Group Holdings Ltd.	132,055	2,246
*	Star Entertainment Grp Ltd.	833,562	2,180
	Beach Energy Ltd.	1,751,108	2,178
	Bapcor Ltd.	359,451	2,053
*	Iluka Resources Ltd.	415,134	2,034
	CSR Ltd.	498,264	1,999

		Shares	Market Value ($000)
	WiseTech Global Ltd.	82,096	1,945
*	Eagers Automotive Ltd.	192,027	1,938
	Shopping Centres Australasia Property Group	1,082,498	1,914
	nib holdings Ltd.	448,855	1,888
*	Vocus Group Ltd.	599,072	1,874
*	TPG Telecom Ltd.	332,795	1,868
	Washington H Soul Pattinson & Co. Ltd.	90,100	1,866
	Orora Ltd.	970,174	1,853
	Link Administration Holdings Ltd.	510,142	1,848
	Appen Ltd.	107,332	1,817
*	CIMIC Group Ltd.	92,914	1,743
	ARB Corp. Ltd.	65,193	1,741
*	Healius Ltd.	565,818	1,674
	Charter Hall Long Wale REIT	449,306	1,575
	BWP Trust	473,165	1,548
*	Sims Ltd.	163,907	1,522
*	Flight Centre Travel Group Ltd.	141,549	1,510
*	Champion Iron Ltd.	387,129	1,500
	National Storage REIT	1,024,246	1,489
	IOOF Holdings Ltd.	622,019	1,470
*	PointsBet Holdings Ltd.	122,105	1,432
*	Pilbara Minerals Ltd.	2,024,301	1,426
	IRESS Ltd.	183,840	1,397
	Pro Medicus Ltd.	42,960	1,396
	Super Retail Group Ltd.	162,435	1,386
	Premier Investments Ltd.	81,066	1,381
	Waypoint REIT	696,517	1,361
	Charter Hall Retail REIT	496,688	1,341
	Perpetual Ltd.	53,969	1,323
*	Corporate Travel Management Ltd.	104,532	1,322
	Pendal Group Ltd.	278,284	1,305
*	Megaport Ltd.	127,828	1,302
	Regis Resources Ltd.	469,815	1,291
*	Deterra Royalties Ltd.	378,564	1,246
*	Nanosonics Ltd.	236,300	1,226
*	Orocobre Ltd.	322,739	1,221
	Bingo Industries Ltd.	498,710	1,221
*,2	Viva Energy Group Ltd.	908,766	1,209
	InvoCare Ltd.	141,145	1,198
*,1	Webjet Ltd.	330,063	1,193
*	PolyNovo Ltd.	595,809	1,188
	St. Barbara Ltd.	701,520	1,171
*	Credit Corp Group Ltd.	54,287	1,169
*	Nufarm Ltd.	316,166	1,168
	Costa Group Holdings Ltd.	382,257	1,139
	Bega Cheese Ltd.	263,209	1,123
	Ingenia Communities Group	292,485	1,114
	Elders Ltd.	136,580	1,107
	Codan Ltd.	120,937	1,102
	Adbri Ltd.	479,248	1,045
	Nickel Mines Ltd.	1,051,405	1,009
	Centuria Industrial REIT	431,853	1,005
	Technology One Ltd.	150,724	990
*	Silver Lake Resources Ltd.	793,639	961
	Platinum Asset Management Ltd.	303,285	956
*	Perseus Mining Ltd.	1,075,029	954
	Netwealth Group Ltd.	72,285	949
	Abacus Property Group	449,635	931

		Shares	Market Value ($000)
*	Whitehaven Coal Ltd.	816,417	926
	Cromwell Property Group	1,478,034	911
	Ramelius Resources Ltd.	777,082	901
	NRW Holdings Ltd.	405,183	876
	Kogan.com Ltd.	63,871	872
	Monadelphous Group Ltd.	86,599	852
*	EML Payments Ltd.	291,587	850
*,1	Mesoblast Ltd.	457,924	824
	Aventus Group	398,355	822
	IPH Ltd.	169,178	815
	Centuria Capital Group	458,287	813
	Collins Foods Ltd.	110,788	812
*	De Grey Mining Ltd.	1,119,383	809
*	Galaxy Resources Ltd.	392,783	801
*	Domain Holdings Australia Ltd.	211,750	801
*	Gold Road Resources Ltd.	870,476	792
	GUD Holdings Ltd.	87,130	790
	United Malt Grp Ltd.	254,142	773
*	Blackmores Ltd.	13,699	768
	GWA Group Ltd.	288,653	756
	HUB24 Ltd.	39,922	745
*,2	Coronado Global Resources Inc. GDR	744,330	742
	AUB Group Ltd.	59,055	731
	Brickworks Ltd.	51,303	728
	Omni Bridgeway Ltd.	240,396	721
	Charter Hall Social Infrastructure REIT	303,202	715
	Lifestyle Communities Ltd.	73,586	706
	Rural Funds Group	377,048	704
	Arena REIT	313,735	691
	Data#3 Ltd.	155,585	670
	Clinuvel Pharmaceuticals Ltd.	39,257	654
	Austal Ltd.	330,318	645
	Sandfire Resources Ltd.	176,008	638
	GrainCorp Ltd. Class A	206,273	634
*	G8 Education Ltd.	715,403	614
*,1	Tyro Payments Ltd.	320,064	610
	Growthpoint Properties Australia Ltd.	249,568	607
*	nearmap Ltd.	374,770	607
	Infomedia Ltd.	436,748	603
	Perenti Global Ltd.	609,057	601
*	West African Resources Ltd.	833,652	576
	Jumbo Interactive Ltd.	53,873	575
*	Resolute Mining Ltd.	1,082,450	564
	SeaLink Travel Group Ltd.	114,426	563
	Centuria Office REIT	377,284	561
	Hansen Technologies Ltd.	185,391	546
*	Bellevue Gold Ltd.	689,844	524
	Accent Group Ltd.	287,948	506
*	oOh!media Ltd.	419,796	505
*,1	Avita Medical Inc. GDR	99,242	500
*,1	Uniti Group Ltd.	357,360	497
*	Westgold Resources Ltd.	276,594	493
	Bravura Solutions Ltd.	211,334	487
	Tassal Group Ltd.	180,916	480
*	Sigma Healthcare Ltd.	943,082	474
	Service Stream Ltd.	326,456	473
	Hotel Property Investments	192,838	460
	GDI Property Group	517,575	457

		Shares	Market Value ($000)
*	MyState Ltd.	113,844	452
*	McMillan Shakespeare Ltd.	46,728	450
*	Electro Optic Systems Holdings Ltd.	108,613	428
	Integral Diagnostics Ltd.	123,848	424
	Inghams Group Ltd.	164,819	413
	Western Areas Ltd.	231,419	412
	SmartGroup Corp. Ltd.	75,860	407
*,1	Emeco Holdings Ltd.	477,615	406
*	Starpharma Holdings Ltd. Class A	344,250	392
	Mount Gibson Iron Ltd.	603,625	390
	Select Harvests Ltd.	98,058	389
*	Cooper Energy Ltd.	1,562,937	386
*	Lovisa Holdings Ltd.	46,837	379
*	Southern Cross Media Group Ltd.	229,039	376
*	Opthea Ltd.	238,457	347
	Australian Pharmaceutical Industries Ltd.	350,988	340
*	Eclipx Group Ltd.	263,285	339
	BWX Ltd.	106,474	332
*	Alkane Resources Ltd.	553,067	332
*	Mayne Pharma Group Ltd.	1,384,577	331
*	Asaleo Care Ltd.	331,981	330
	Pact Group Holdings Ltd.	178,823	327
*,1	Paradigm Biopharmaceuticals Ltd.	182,876	325
*	Karoon Energy Ltd.	421,754	322
	Macmahon Holdings Ltd.	1,569,313	317
	Cedar Woods Properties Ltd.	57,580	309
*	HT&E Ltd.	216,727	305
*	Estia Health Ltd.	213,349	303
*	Syrah Resources Ltd.	380,507	289
*	Humm Group Ltd.	334,630	288
	Jupiter Mines Ltd.	1,264,559	284
*	Genworth Mortgage Insurance Australia Ltd.	163,024	282
	Aurelia Metals Ltd.	902,742	281
*	Carnarvon Petroleum Ltd.	1,319,102	276
*	Capricorn Metals Ltd.	211,693	273
*,3	Freedom Foods Group Ltd.	114,671	264
*,1	Senex Energy Ltd.	1,055,647	260
*	Australian Agricultural Co. Ltd.	300,551	254
*,1	Virtus Health Ltd.	56,162	246
*	Seven West Media Ltd.	891,866	244
	MACA Ltd.	246,293	237
*	AMA Group Ltd.	430,037	211
*	New Hope Corp. Ltd.	200,282	205
*,1	Bubs Australia Ltd.	403,077	197
	SG Fleet Group Ltd.	105,619	193
	OFX Group Ltd.	208,339	190
*	Superloop Ltd.	242,910	175
	Navigator Global Investments Ltd.	110,169	173
*,1	Myer Holdings Ltd.	701,712	165
*	Regis Healthcare Ltd.	116,544	161
*	WPP AUNZ Ltd.	296,820	157
*	Dacian Gold Ltd.	421,135	153
*	Japara Healthcare Ltd.	239,690	136
	Vita Group Ltd.	127,742	103
*	New Century Resources Ltd.	674,018	95
*,3	Liquefied Natural Gas Ltd.	538,805	18
*,3	SpeedCast International Ltd.	219,138	—
*,3	Bgp Holdings plc	15,642,708	—

		Shares	Market Value ($000)
	Newcrest Mining Ltd. ADR	25	—
			1,327,509
China (0.0%)
*,1,3	China Fishery Group Ltd.	754,600	43
Hong Kong (7.4%)
	AIA Group Ltd.	11,693,112	140,981
	Hong Kong Exchanges & Clearing Ltd.	1,223,264	78,206
	Sun Hung Kai Properties Ltd.	1,390,474	18,994
	Techtronic Industries Co. Ltd.	1,231,156	18,392
	CK Hutchison Holdings Ltd.	2,599,559	17,940
	Link REIT	1,994,098	17,299
*	Galaxy Entertainment Group Ltd.	2,076,062	15,663
	CLP Holdings Ltd.	1,586,860	14,892
	Hong Kong & China Gas Co. Ltd.	10,092,248	14,495
	Hang Seng Bank Ltd.	703,752	12,692
	Jardine Matheson Holdings Ltd.	203,652	11,738
	CK Asset Holdings Ltd.	2,248,498	11,219
	BOC Hong Kong Holdings Ltd.	3,493,759	10,418
*	Sands China Ltd.	2,337,136	9,282
	Wharf Real Estate Investment Co. Ltd.	1,620,283	8,558
	Lenovo Group Ltd.	7,280,000	8,474
	MTR Corp. Ltd.	1,380,686	8,013
	Power Assets Holdings Ltd.	1,340,707	7,115
[2]	WH Group Ltd.	8,187,933	6,635
	New World Development Co. Ltd.	1,371,539	6,350
*,2	ESR Cayman Ltd.	1,725,441	6,149
[2]	Budweiser Brewing Co. APAC Ltd.	1,642,500	5,492
	Hang Lung Properties Ltd.	1,976,841	5,253
	Hongkong Land Holdings Ltd.	1,130,247	5,211
	Henderson Land Development Co. Ltd.	1,244,190	5,089
	Xinyi Glass Holdings Ltd.	1,958,640	4,738
	Jardine Strategic Holdings Ltd.	178,151	4,619
	Sino Land Co. Ltd.	3,248,443	4,499
	ASM Pacific Technology Ltd.	295,936	4,297
	Want Want China Holdings Ltd.	5,332,220	3,829
	Tingyi Cayman Islands Holding Corp.	1,825,900	3,628
	AAC Technologies Holdings Inc.	649,757	3,523
	Microport Scientific Corp.	494,219	3,437
	Man Wah Holdings Ltd.	1,481,452	3,267
	CK Infrastructure Holdings Ltd.	596,313	3,166
	Vitasoy International Holdings Ltd.	716,304	3,117
	Swire Pacific Ltd. Class A	496,252	3,101
*	PRADA SPA	501,704	3,083
	Swire Properties Ltd.	1,035,835	3,003
	Minth Group Ltd.	634,783	2,897
	Wharf Holdings Ltd.	1,300,283	2,861
	Bank of East Asia Ltd.	1,223,732	2,648
	SITC International Holdings Co. Ltd.	1,143,586	2,622
*	Wynn Macau Ltd.	1,454,029	2,304
	Hysan Development Co. Ltd.	628,726	2,280
	PCCW Ltd.	4,091,133	2,275
	Hang Lung Group Ltd.	862,920	2,182
	Chow Tai Fook Jewellery Group Ltd.	1,712,218	2,056
*	SJM Holdings Ltd.	1,847,639	1,981
*,2	Samsonite International SA	1,276,397	1,835
	NagaCorp Ltd.	1,494,972	1,697
[2]	BOC Aviation Ltd.	202,225	1,647

		Shares	Market Value ($000)
*	Yue Yuen Industrial Holdings Ltd.	707,658	1,539
	Sun Art Retail Group Ltd.	1,480,500	1,532
	Kerry Properties Ltd.	578,590	1,497
[2]	Js Global Lifestyle Co. Ltd.	624,500	1,404
	NWS Holdings Ltd.	1,415,887	1,361
*	Melco International Development Ltd.	775,274	1,353
	Uni-President China Holdings Ltd.	1,110,038	1,342
	VTech Holdings Ltd.	160,450	1,283
	Dairy Farm International Holdings Ltd.	290,901	1,252
	Nexteer Automotive Group Ltd.	774,211	1,241
*	Hong Kong Television Network Ltd.	654,142	1,236
	L'Occitane International SA	445,623	1,226
*,1	Huabao International Holdings Ltd.	821,071	1,154
*	United Energy Group Ltd.	7,384,000	1,149
*,1,2	Razer Inc.	3,679,000	1,147
	Champion REIT	1,996,900	1,146
	HKBN Ltd.	788,657	1,141
*,1	MGM China Holdings Ltd.	754,536	1,137
	Kerry Logistics Network Ltd.	512,611	1,093
	Lee & Man Paper Manufacturing Ltd.	1,244,000	1,091
	Fortune REIT	1,216,833	1,084
	IGG Inc.	832,628	1,079
	Johnson Electric Holdings Ltd.	350,019	1,034
*	Shangri-La Asia Ltd.	1,140,928	970
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	431,000	953
*	MMG Ltd.	2,292,286	883
	Swire Pacific Ltd. Class B	793,186	806
	Luk Fook Holdings International Ltd.	363,406	787
	Vinda International Holdings Ltd.	218,000	735
	First Pacific Co. Ltd.	2,349,939	726
*,1	Cathay Pacific Airways Ltd.	898,504	692
	Pacific Basin Shipping Ltd.	3,764,236	653
	Haitong International Securities Group Ltd.	2,232,891	620
	Cafe de Coral Holdings Ltd.	298,447	613
	Value Partners Group Ltd.	908,665	600
	Sunlight REIT	1,193,089	579
*	Glory Sun Financial Group Ltd.	14,044,000	551
	K Wah International Holdings Ltd.	1,149,843	542
	SUNeVision Holdings Ltd.	543,000	491
	VSTECS Holdings Ltd.	560,000	489
	Shun Tak Holdings Ltd.	1,653,370	483
*	Towngas China Co. Ltd.	1,088,140	465
*	Stella International Holdings Ltd.	389,000	460
*	Texhong Textile Group Ltd.	427,000	452
*	Shui On Land Ltd.	3,015,566	446
[2]	Asiainfo Technologies Ltd.	296,400	443
*,1	FIH Mobile Ltd.	2,736,581	429
	CITIC Telecom International Holdings Ltd.	1,300,470	410
*	Pou Sheng International Holdings Ltd.	1,851,253	393
*,1,2	FIT Hon Teng Ltd.	916,000	390
	Guotai Junan International Holdings Ltd.	2,336,336	369
*,2	Frontage Holdings Corp.	488,000	350
*,3	Town Health International Medical Group Ltd.	3,921,659	348
	Far East Consortium International Ltd.	930,493	340
	Prosperity REIT	1,088,661	338
	Dah Sing Financial Holdings Ltd.	116,660	330
	Asia Cement China Holdings Corp.	384,000	330
	Dah Sing Banking Group Ltd.	310,356	308

		Shares	Market Value ($000)
*	China Travel International Investment Hong Kong Ltd.	2,166,268	295
	United Laboratories International Holdings Ltd.	423,873	294
	Road King Infrastructure Ltd.	233,814	290
*,1	Cosmopolitan International Holdings Ltd.	1,748,000	283
*	Lifestyle International Holdings Ltd.	392,907	279
	C-Mer Eye Care Holdings Ltd.	338,000	272
*	GCL New Energy Holdings Ltd.	5,581,422	269
	Chow Sang Sang Holdings International Ltd.	220,922	265
	Canvest Environmental Protection Group Co. Ltd.	633,675	260
*,1	Apollo Future Mobility Group Ltd.	3,588,000	259
	Pacific Textiles Holdings Ltd.	411,697	256
[2]	VPower Group International Holdings Ltd.	832,000	255
*	Television Broadcasts Ltd.	259,947	252
	Dynam Japan Holdings Co. Ltd.	251,344	251
*	Truly International Holdings Ltd.	1,389,603	244
*,3	Convoy Global Holdings Ltd.	10,860,141	234
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	213,000	228
	CMBC Capital Holdings Ltd.	15,380,000	222
	Sun Hung Kai & Co. Ltd.	528,182	216
	Chinese Estates Holdings Ltd.	447,000	202
	SmarTone Telecommunications Holdings Ltd.	350,235	188
*	Esprit Holdings Ltd.	1,581,197	185
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	184
*,1	Digital Domain Holdings Ltd.	17,008,031	178
	Giordano International Ltd.	1,014,590	172
*,2	IMAX China Holding Inc.	102,275	167
*	Suncity Group Holdings Ltd.	1,980,000	152
*,1	Sa Sa International Holdings Ltd.	1,012,953	150
	Lee's Pharmaceutical Holdings Ltd.	236,812	149
[2]	Crystal International Group Ltd.	476,000	142
	Texwinca Holdings Ltd.	585,037	115
*	China LNG Group Ltd.	1,674,344	98
	Singamas Container Holdings Ltd.	1,139,323	84
*	NewOcean Energy Holdings Ltd.	817,858	71
*	Emperor Capital Group Ltd.	3,809,145	70
*,3	Untrade.Brightoil	2,476,222	64
*	New World Department Store China Ltd.	421,000	59
*,3	MH Development Ltd.	366,000	55
*	CITIC Resources Holdings Ltd.	1,278,000	49
*	Lifestyle China Group Ltd.	292,399	46
*,3	China Baoli Technologies Holdings Ltd.	3,077,500	39
*,3	Agritrade Resources Ltd.	2,330,000	25
			600,005
Japan (57.2%)
	Toyota Motor Corp.	2,374,825	166,560
	Sony Corp.	1,191,539	114,045
	SoftBank Group Corp.	1,404,470	108,808
	Keyence Corp.	175,066	93,990
	Shin-Etsu Chemical Co. Ltd.	382,650	66,611
	Daiichi Sankyo Co. Ltd.	1,838,047	59,169
	Nidec Corp.	444,166	59,109
	Nintendo Co. Ltd.	102,495	59,000
	Recruit Holdings Co. Ltd.	1,297,166	56,423
	Mitsubishi UFJ Financial Group Inc.	11,961,472	54,015
	Tokyo Electron Ltd.	140,484	53,419
	Daikin Industries Ltd.	252,773	53,369
	Murata Manufacturing Co. Ltd.	548,979	52,728
	Takeda Pharmaceutical Co. Ltd.	1,457,524	51,261

	Shares	Market Value ($000)
FANUC Corp.	185,268	48,368
KDDI Corp.	1,630,566	47,927
Hoya Corp.	347,246	44,431
Honda Motor Co. Ltd.	1,645,586	43,454
Fast Retailing Co. Ltd.	48,180	41,412
Sumitomo Mitsui Financial Group Inc.	1,233,788	38,332
ITOCHU Corp.	1,318,292	37,755
Hitachi Ltd.	898,728	37,023
Softbank Corp.	2,681,967	35,232
M3 Inc.	408,388	34,376
Chugai Pharmaceutical Co. Ltd.	629,038	32,917
Mizuho Financial Group Inc.	2,467,537	32,528
Kao Corp.	447,725	32,485
SMC Corp.	52,429	31,728
Tokio Marine Holdings Inc.	629,024	30,898
Nippon Telegraph & Telephone Corp.	1,205,886	30,140
Astellas Pharma Inc.	1,807,301	29,336
Mitsubishi Electric Corp.	1,916,014	29,228
Mitsubishi Corp.	1,138,721	28,846
Mitsui & Co. Ltd.	1,554,357	28,840
Seven & i Holdings Co. Ltd.	751,749	28,708
Oriental Land Co. Ltd.	183,390	28,703
Fujitsu Ltd.	184,582	28,167
Panasonic Corp.	2,069,835	26,871
Central Japan Railway Co.	177,552	25,424
Terumo Corp.	638,632	24,821
Denso Corp.	446,303	24,808
Shiseido Co. Ltd.	378,738	24,587
Komatsu Ltd.	889,837	24,381
Kubota Corp.	1,070,005	23,509
East Japan Railway Co.	349,445	23,050
Japan Tobacco Inc.	1,148,169	22,808
Sysmex Corp.	185,011	21,584
Canon Inc.	969,511	21,447
Aeon Co. Ltd.	682,238	21,374
Bridgestone Corp.	563,928	21,011
FUJIFILM Holdings Corp.	347,387	19,899
Suzuki Motor Corp.	438,347	19,782
ORIX Corp.	1,211,011	19,432
Kyocera Corp.	298,792	19,150
Eisai Co. Ltd.	259,734	18,956
TDK Corp.	115,027	18,599
Olympus Corp.	1,023,820	18,511
Mitsui Fudosan Co. Ltd.	898,260	18,233
Shimano Inc.	77,433	18,156
Daiwa House Industry Co. Ltd.	620,970	17,605
Mitsubishi Estate Co. Ltd.	1,104,459	17,473
Otsuka Holdings Co. Ltd.	406,521	17,359
Secom Co. Ltd.	188,497	17,080
Unicharm Corp.	378,434	16,973
Bandai Namco Holdings Inc.	189,943	16,197
Omron Corp.	181,089	16,044
Asahi Group Holdings Ltd.	395,954	15,986
Z Holdings Corp.	2,520,388	15,657
Nomura Holdings Inc.	2,927,214	15,488
Kirin Holdings Co. Ltd.	720,101	15,478
Dai-ichi Life Holdings Inc.	1,015,295	15,470
Shionogi & Co. Ltd.	274,807	14,919

		Shares	Market Value ($000)
	Advantest Corp.	187,649	14,829
	Nitori Holdings Co. Ltd.	74,237	14,733
	Sumitomo Corp.	1,087,001	14,429
	Toshiba Corp.	433,658	14,162
	NEC Corp.	257,259	13,997
	MS&AD Insurance Group Holdings Inc.	467,168	13,441
	Asahi Kasei Corp.	1,204,316	13,392
	Nitto Denko Corp.	145,447	13,184
	Nippon Paint Holdings Co. Ltd.	146,079	13,136
	Yaskawa Electric Corp.	253,320	12,992
	Kikkoman Corp.	178,499	12,595
	Obic Co. Ltd.	67,188	12,571
	Toyota Industries Corp.	158,772	12,507
	Ono Pharmaceutical Co. Ltd.	415,501	12,402
	Sompo Holdings Inc.	305,620	12,204
	Japan Exchange Group Inc.	518,284	12,100
	Nexon Co. Ltd.	396,114	12,019
	ENEOS Holdings Inc.	2,921,559	11,840
	Sumitomo Realty & Development Co. Ltd.	384,320	11,601
	Makita Corp.	238,915	11,401
	Subaru Corp.	592,348	11,379
	Ajinomoto Co. Inc.	475,234	11,237
	Pan Pacific International Holdings Corp.	493,908	11,091
	Sekisui House Ltd.	561,025	10,839
	Sumitomo Mitsui Trust Holdings Inc.	359,236	10,748
	Daifuku Co. Ltd.	94,164	10,747
	SG Holdings Co. Ltd.	410,000	10,509
*	Japan Post Holdings Co. Ltd.	1,292,020	10,275
	Lasertec Corp.	75,446	10,106
	Marubeni Corp.	1,517,243	10,081
	Shimadzu Corp.	263,040	10,056
	Sumitomo Metal Mining Co. Ltd.	231,563	10,040
	Sumitomo Electric Industries Ltd.	727,003	9,704
*	Nissan Motor Co. Ltd.	1,874,530	9,665
	Toray Industries Inc.	1,469,078	9,585
	West Japan Railway Co.	177,580	9,467
*	Nippon Steel Corp.	790,916	9,136
	Tokyo Gas Co. Ltd.	410,134	8,987
	MISUMI Group Inc.	273,211	8,896
	MEIJI Holdings Co. Ltd.	129,699	8,853
	MINEBEA MITSUMI Inc.	398,099	8,835
	NTT Data Corp.	611,957	8,788
	Yamaha Corp.	153,861	8,671
	Odakyu Electric Railway Co. Ltd.	298,056	8,664
	Nomura Research Institute Ltd.	255,739	8,614
	Mitsubishi Chemical Holdings Corp.	1,235,946	8,454
	Toyota Tsusho Corp.	215,407	8,414
	Chubu Electric Power Co. Inc.	682,202	8,355
	Rohm Co. Ltd.	81,419	8,261
	Yamato Holdings Co. Ltd.	332,600	8,252
	Keio Corp.	110,925	8,118
	TOTO Ltd.	145,466	8,057
	Mitsubishi Heavy Industries Ltd.	278,539	8,001
*	Renesas Electronics Corp.	693,569	7,915
	Disco Corp.	23,771	7,733
	Nissan Chemical Corp.	135,342	7,709
	Rakuten Inc.	778,865	7,666
	Taiyo Yuden Co. Ltd.	126,581	7,425

		Shares	Market Value ($000)
*	Kintetsu Group Holdings Co. Ltd.	175,954	7,406
	Kyowa Kirin Co. Ltd.	246,102	7,295
	Resona Holdings Inc.	2,101,324	7,294
	Nihon M&A Center Inc.	123,912	7,176
	Koito Manufacturing Co. Ltd.	110,221	7,111
	Osaka Gas Co. Ltd.	384,165	7,104
	Hamamatsu Photonics KK	122,139	7,084
	Kobayashi Pharmaceutical Co. Ltd.	62,514	7,040
	Kansai Electric Power Co. Inc.	713,016	6,991
	Sumitomo Chemical Co. Ltd.	1,468,730	6,914
	Daiwa Securities Group Inc.	1,452,076	6,911
	Hankyu Hanshin Holdings Inc.	211,435	6,841
	Daito Trust Construction Co. Ltd.	65,522	6,828
	Dentsu Group Inc.	211,573	6,748
	Yakult Honsha Co. Ltd.	131,330	6,708
	Azbil Corp.	130,696	6,656
	Taisei Corp.	194,990	6,317
	AGC Inc.	180,824	6,282
	T&D Holdings Inc.	537,255	6,261
	Sekisui Chemical Co. Ltd.	342,360	6,175
	Trend Micro Inc.	111,922	6,160
	Lixil Corp.	261,002	6,087
	Yamaha Motor Co. Ltd.	275,444	6,077
	Asahi Intecc Co. Ltd.	183,252	6,017
	Nissin Foods Holdings Co. Ltd.	69,125	5,975
	SBI Holdings Inc.	239,072	5,968
	CyberAgent Inc.	93,753	5,869
	Kajima Corp.	436,042	5,842
*	Tokyo Electric Power Co. Holdings Inc.	1,517,507	5,821
	Santen Pharmaceutical Co. Ltd.	350,707	5,800
	Lion Corp.	247,821	5,664
	MonotaRO Co. Ltd.	112,858	5,655
	Konami Holdings Corp.	91,906	5,632
	Tokyu Corp.	478,001	5,620
	Ryohin Keikaku Co. Ltd.	233,600	5,586
	Capcom Co. Ltd.	88,968	5,582
	Tobu Railway Co. Ltd.	197,399	5,570
	Kansai Paint Co. Ltd.	189,186	5,569
	Obayashi Corp.	656,229	5,497
	Idemitsu Kosan Co. Ltd.	233,622	5,486
	Miura Co. Ltd.	95,543	5,440
	JSR Corp.	178,168	5,437
	TIS Inc.	234,975	5,225
	Oji Holdings Corp.	863,409	5,220
	Brother Industries Ltd.	234,057	5,219
	Aisin Seiki Co. Ltd.	169,752	5,217
	Yokogawa Electric Corp.	239,464	5,177
	Toho Gas Co. Ltd.	87,382	5,137
	Inpex Corp.	882,832	5,110
	Fuji Electric Co. Ltd.	127,500	5,080
	Nabtesco Corp.	112,821	5,061
	GMO Payment Gateway Inc.	35,492	5,057
	Otsuka Corp.	99,674	5,019
	Ricoh Co. Ltd.	660,204	5,006
*	PeptiDream Inc.	85,330	4,982
	Mitsui Chemicals Inc.	171,588	4,917
	SUMCO Corp.	231,152	4,875
	Ibiden Co. Ltd.	104,379	4,844

		Shares	Market Value ($000)
	Nippon Express Co. Ltd.	71,251	4,841
	Nagoya Railroad Co. Ltd.	189,950	4,838
	Isuzu Motors Ltd.	504,854	4,828
	Keisei Electric Railway Co. Ltd.	139,252	4,728
	Tokyo Century Corp.	58,183	4,723
	Pigeon Corp.	104,895	4,720
	Tosoh Corp.	274,373	4,705
	Hirose Electric Co. Ltd.	29,911	4,696
	Dai Nippon Printing Co. Ltd.	269,480	4,645
	Seiko Epson Corp.	266,013	4,531
	Stanley Electric Co. Ltd.	144,449	4,519
	NGK Insulators Ltd.	255,905	4,482
	Square Enix Holdings Co. Ltd.	76,754	4,414
	Tsuruha Holdings Inc.	33,031	4,386
	Keihan Holdings Co. Ltd.	95,843	4,369
	Toyo Suisan Kaisha Ltd.	88,175	4,339
*	JFE Holdings Inc.	495,904	4,303
	Kurita Water Industries Ltd.	105,964	4,301
	Toho Co. Ltd. (XTKS)	109,899	4,257
	Hisamitsu Pharmaceutical Co. Inc.	71,003	4,253
	Nisshin Seifun Group Inc.	251,005	4,225
	Hikari Tsushin Inc.	20,095	4,214
	Suntory Beverage & Food Ltd.	120,614	4,213
	Hoshizaki Corp.	46,956	4,168
	Kose Corp.	25,866	4,157
	Kyushu Electric Power Co. Inc.	447,878	4,155
	Hulic Co. Ltd.	365,938	4,137
	NH Foods Ltd.	96,260	4,125
	USS Co. Ltd.	206,257	4,062
	Mitsubishi Gas Chemical Co. Inc.	177,090	4,052
	Nippon Prologis REIT Inc.	1,236	4,029
*	Mazda Motor Corp.	562,232	4,008
	Nippon Building Fund Inc.	660	3,986
	Tohoku Electric Power Co. Inc.	462,940	3,973
	Keikyu Corp.	246,504	3,954
	Concordia Financial Group Ltd.	1,091,333	3,950
	NSK Ltd.	433,810	3,933
	Nippon Shinyaku Co. Ltd.	53,260	3,921
	Toppan Printing Co. Ltd.	274,972	3,911
	Shimizu Corp.	541,248	3,813
	Kakaku.com Inc.	130,369	3,776
	Bank of Kyoto Ltd.	71,635	3,759
	Casio Computer Co. Ltd.	207,760	3,670
	Nippon Yusen KK	158,959	3,661
	Shizuoka Bank Ltd.	502,899	3,656
	Ito En Ltd.	58,434	3,646
	Kuraray Co. Ltd.	339,067	3,633
	Marui Group Co. Ltd.	199,858	3,582
	Japan Post Insurance Co. Ltd.	181,976	3,574
	Japan Real Estate Investment Corp.	583	3,553
	Yamada Denki Co. Ltd.	696,273	3,549
	Chugoku Electric Power Co. Inc.	287,567	3,546
	NGK Spark Plug Co. Ltd.	189,387	3,533
	THK Co. Ltd.	110,399	3,508
	Amada Co. Ltd.	308,869	3,478
	Japan Post Bank Co. Ltd.	398,903	3,449
	Oracle Corp. Japan	29,217	3,442
[1]	Anritsu Corp.	139,453	3,436

		Shares	Market Value ($000)
	Showa Denko KK	143,359	3,420
	Hakuhodo DY Holdings Inc.	235,843	3,418
	Rinnai Corp.	32,636	3,409
	Alfresa Holdings Corp.	170,900	3,407
	Koei Tecmo Holdings Co. Ltd.	59,187	3,391
	Sushiro Global Holdings Ltd.	98,968	3,386
	Tokyu Fudosan Holdings Corp.	593,019	3,351
	Itochu Techno-Solutions Corp.	95,014	3,350
	Sohgo Security Services Co. Ltd.	67,689	3,331
	Chiba Bank Ltd.	608,866	3,312
	Teijin Ltd.	180,506	3,302
	Welcia Holdings Co. Ltd.	97,464	3,302
	Kyushu Railway Co.	156,270	3,282
	NOF Corp.	68,272	3,281
	Sharp Corp.	156,015	3,241
	Denka Co. Ltd.	84,871	3,232
	COMSYS Holdings Corp.	108,691	3,219
*	ANA Holdings Inc.	151,201	3,215
	Ebara Corp.	92,130	3,181
	Iida Group Holdings Co. Ltd.	144,038	3,177
	Nomura Real Estate Master Fund Inc.	2,052	3,124
	Persol Holdings Co. Ltd.	166,211	3,117
*	GLP J-REIT	1,928	3,106
*	Kawasaki Heavy Industries Ltd.	146,055	3,104
	Sega Sammy Holdings Inc.	194,867	3,104
*,1	Skylark Holdings Co. Ltd.	186,308	3,061
*	Hitachi Metals Ltd.	191,586	3,057
	Haseko Corp.	257,491	3,035
	Sumitomo Heavy Industries Ltd.	108,903	3,030
	Taisho Pharmaceutical Holdings Co. Ltd.	46,010	3,009
	Matsumotokiyoshi Holdings Co. Ltd.	75,834	3,008
	Medipal Holdings Corp.	146,451	2,999
	Hitachi Construction Machinery Co. Ltd.	102,837	2,998
	Nichirei Corp.	103,401	2,996
	Asics Corp.	167,805	2,954
	Mitsui OSK Lines Ltd.	107,865	2,928
	Nifco Inc.	83,510	2,919
	Fukuoka Financial Group Inc.	162,826	2,913
	Open House Co. Ltd.	72,324	2,911
	Suzuken Co. Ltd.	74,393	2,881
	Taiheiyo Cement Corp.	114,036	2,839
	Air Water Inc.	175,069	2,830
	Rohto Pharmaceutical Co. Ltd.	95,447	2,796
	Tokai Carbon Co. Ltd.	192,386	2,777
	NET One Systems Co. Ltd.	82,712	2,759
	Taiyo Nippon Sanso Corp.	142,532	2,748
	Tokyo Tatemono Co. Ltd.	202,639	2,736
	Sojitz Corp.	1,171,565	2,712
	Tokyo Ohka Kogyo Co. Ltd.	40,316	2,709
	Electric Power Development Co. Ltd.	165,408	2,700
	Horiba Ltd.	41,220	2,699
	House Foods Group Inc.	72,954	2,695
	Sumitomo Dainippon Pharma Co. Ltd.	165,462	2,690
	ZOZO Inc.	95,468	2,673
	SCREEN Holdings Co. Ltd.	34,417	2,655
	Sundrug Co. Ltd.	65,893	2,614
	Iwatani Corp.	42,311	2,610
	Sumitomo Forestry Co. Ltd.	134,086	2,597

		Shares	Market Value ($000)
	Kyowa Exeo Corp.	99,384	2,595
	Nankai Electric Railway Co. Ltd.	106,490	2,587
	Kagome Co. Ltd.	77,934	2,583
	Zensho Holdings Co. Ltd.	93,170	2,577
	Alps Alpine Co. Ltd.	192,320	2,570
*	Japan Airport Terminal Co. Ltd.	48,583	2,556
	Relo Group Inc.	101,716	2,531
	Mitsubishi Materials Corp.	118,668	2,521
	Sugi Holdings Co. Ltd.	38,231	2,512
	Nihon Unisys Ltd.	66,199	2,512
*	Japan Airlines Co. Ltd.	140,641	2,510
	Fancl Corp.	68,168	2,503
	Nikon Corp.	312,104	2,487
	Nomura Real Estate Holdings Inc.	110,820	2,475
	Daiwa House REIT Investment Corp.	916	2,468
	SCSK Corp.	44,305	2,464
	TechnoPro Holdings Inc.	32,141	2,447
	JGC Holdings Corp.	215,414	2,441
	Kewpie Corp.	105,074	2,423
	Cosmos Pharmaceutical Corp.	15,626	2,382
	Penta-Ocean Construction Co. Ltd.	288,575	2,364
	Ezaki Glico Co. Ltd.	53,158	2,336
	Zenkoku Hosho Co. Ltd.	52,265	2,333
	Zeon Corp.	144,214	2,315
	Ulvac Inc.	50,275	2,272
	K's Holdings Corp	167,960	2,271
	Hino Motors Ltd.	261,956	2,258
	Sanwa Holdings Corp.	196,974	2,246
	Shinsei Bank Ltd.	182,364	2,235
	Fuji Corp.	85,436	2,233
	Yamazaki Baking Co. Ltd.	120,641	2,221
	Calbee Inc.	74,750	2,211
	Nihon Kohden Corp.	74,051	2,207
	Justsystems Corp.	30,342	2,205
	Shimamura Co. Ltd.	19,651	2,182
	Mabuchi Motor Co. Ltd.	52,761	2,176
	Japan Retail Fund Investment Corp.	1,145	2,173
	Coca-Cola Bottlers Japan Holdings Inc.	141,199	2,144
	Mitsubishi UFJ Lease & Finance Co. Ltd.	434,319	2,125
	Tsumura & Co.	64,965	2,114
	Isetan Mitsukoshi Holdings Ltd.	342,813	2,108
*	IHI Corp.	120,265	2,106
	Morinaga Milk Industry Co. Ltd.	42,313	2,105
	Aozora Bank Ltd.	113,621	2,094
	Lawson Inc.	42,871	2,082
	Kaneka Corp.	57,730	2,073
	GS Yuasa Corp.	69,938	2,066
	Nishi-Nippon Railroad Co. Ltd.	75,347	2,055
	Ship Healthcare Holdings Inc.	35,305	2,031
	J Front Retailing Co. Ltd.	243,838	2,020
*	Park24 Co. Ltd.	106,312	2,019
	JTEKT Corp.	226,710	2,014
	Takara Holdings Inc.	172,379	2,009
	Ube Industries Ltd.	105,100	1,997
	Kinden Corp.	123,221	1,980
	Daicel Corp.	259,879	1,977
	DIC Corp.	80,119	1,962
	SMS Co. Ltd.	52,468	1,947

		Shares	Market Value ($000)
	Mitsui Mining & Smelting Co. Ltd.	55,845	1,945
	Sankyu Inc.	51,468	1,938
	Konica Minolta Inc.	443,541	1,924
	Toyoda Gosei Co. Ltd.	72,759	1,924
	Orix JREIT Inc.	1,147	1,923
	Goldwin Inc.	31,732	1,913
	Tokyo Seimitsu Co. Ltd.	41,121	1,901
	Mitsubishi Logistics Corp.	67,000	1,866
	Aeon Mall Co. Ltd.	115,001	1,862
*	Seibu Holdings Inc.	201,804	1,853
*	Sotetsu Holdings Inc.	77,538	1,820
	Seino Holdings Co. Ltd.	139,710	1,810
	BayCurrent Consulting Inc.	11,947	1,801
	SHO-BOND Holdings Co. Ltd.	41,086	1,788
	Credit Saison Co. Ltd.	155,825	1,777
	Nippon Electric Glass Co. Ltd.	80,464	1,768
	Kamigumi Co. Ltd.	99,685	1,759
	Aica Kogyo Co. Ltd.	53,755	1,749
	Dowa Holdings Co. Ltd.	47,629	1,742
	United Urban Investment Corp.	1,275	1,735
	Benefit One Inc.	60,980	1,728
	Mebuki Financial Group Inc.	892,570	1,728
	Infomart Corp.	201,632	1,727
	ADEKA Corp.	103,138	1,725
	Japan Steel Works Ltd.	61,981	1,722
	DeNA Co. Ltd.	92,235	1,722
	GMO internet Inc.	60,612	1,712
	Advance Residence Investment Corp.	576	1,710
	Tokuyama Corp.	68,482	1,709
	Furukawa Electric Co. Ltd.	62,973	1,698
	Jeol Ltd.	41,424	1,696
	Rengo Co. Ltd.	202,226	1,682
	Mani Inc.	62,815	1,665
	JCR Pharmaceuticals Co. Ltd.	50,132	1,651
	Fujitec Co. Ltd.	75,640	1,650
	Morinaga & Co. Ltd.	41,310	1,643
	Toda Corp.	232,220	1,639
	Hirogin Holdings Inc.	281,526	1,636
	Sumitomo Rubber Industries Ltd.	177,045	1,629
	FP Corp.	40,586	1,624
	As One Corp.	11,042	1,619
	DMG Mori Co. Ltd.	103,124	1,619
*	RENOVA Inc.	45,400	1,611
	Nippon Shokubai Co. Ltd.	28,452	1,594
	Yokohama Rubber Co. Ltd.	101,112	1,593
	Bic Camera Inc.	146,293	1,582
	OKUMA Corp.	26,340	1,581
	Nippon Gas Co. Ltd.	32,717	1,579
	Amano Corp.	67,780	1,576
	Sawai Pharmaceutical Co. Ltd.	34,448	1,575
	Ain Holdings Inc.	24,807	1,558
	Toyo Seikan Group Holdings Ltd.	145,331	1,557
	Daido Steel Co. Ltd.	37,945	1,553
	Miraca Holdings Inc.	52,142	1,550
	Katitas Co. Ltd.	51,600	1,542
	Industrial & Infrastructure Fund Investment Corp.	854	1,537
	Nagase & Co. Ltd.	107,085	1,536
	Nippon Kayaku Co. Ltd.	162,718	1,536

		Shares	Market Value ($000)
	Takuma Co. Ltd.	72,652	1,533
	Iyo Bank Ltd.	266,825	1,531
	TS Tech Co. Ltd.	52,861	1,530
	Toyo Tire Corp.	99,530	1,512
	Kyushu Financial Group Inc.	377,691	1,511
	Daiichikosho Co. Ltd.	43,507	1,501
	Jafco Co. Ltd.	27,755	1,501
	Acom Co. Ltd.	340,026	1,495
	Pola Orbis Holdings Inc.	74,252	1,486
	Shinko Electric Industries Co. Ltd.	58,993	1,483
	Ushio Inc.	113,937	1,474
	Meitec Corp.	27,981	1,467
	PALTAC Corp.	28,052	1,458
*	Kawasaki Kisen Kaisha Ltd.	83,214	1,457
	Hachijuni Bank Ltd.	453,306	1,449
	Cosmo Energy Holdings Co. Ltd.	65,401	1,448
	Mirait Holdings Corp.	90,438	1,441
	Kaken Pharmaceutical Co. Ltd.	36,439	1,430
*	Kobe Steel Ltd.	304,906	1,418
	NOK Corp.	108,629	1,417
	Fujitsu General Ltd.	56,940	1,415
*	Mitsubishi Motors Corp.	620,791	1,411
	OSG Corp.	77,897	1,403
	Takashimaya Co. Ltd.	145,757	1,384
*,1	Yoshinoya Holdings Co. Ltd.	65,602	1,381
	Wacom Co. Ltd.	153,631	1,372
	Daiwabo Holdings Co. Ltd.	16,216	1,367
	Sankyo Co. Ltd.	47,778	1,365
	Benesse Holdings Inc.	70,618	1,363
	Nipro Corp.	115,448	1,361
	Fuji Oil Holdings Inc.	46,290	1,354
	Maruichi Steel Tube Ltd.	62,327	1,346
	Japan Elevator Service Holdings Co. Ltd.	57,200	1,346
	NSD Co. Ltd.	70,052	1,341
	Takara Bio Inc.	48,286	1,340
	ABC-Mart Inc.	23,366	1,329
	AEON Financial Service Co. Ltd.	110,031	1,321
	CKD Corp.	58,145	1,321
	Menicon Co. Ltd.	21,892	1,318
	Asahi Holdings Inc.	34,558	1,316
	Toagosei Co. Ltd.	123,614	1,310
	Hazama Ando Corp.	188,459	1,307
	Systena Corp.	69,280	1,305
	cocokara fine Inc.	20,015	1,303
	IR Japan Holdings Ltd.	7,800	1,303
	Chugoku Bank Ltd.	167,201	1,301
	Daiseki Co. Ltd.	41,020	1,299
	Yamaguchi Financial Group Inc.	228,404	1,299
	Seven Bank Ltd.	585,072	1,289
	Gunma Bank Ltd.	417,372	1,287
	Daio Paper Corp.	70,966	1,282
	Japan Prime Realty Investment Corp.	363	1,281
	Nichias Corp.	56,039	1,280
*	Fujikura Ltd.	270,722	1,269
	Izumi Co. Ltd.	35,115	1,262
	Sekisui House Reit Inc.	1,736	1,256
	Nippo Corp.	50,363	1,255
	Yaoko Co. Ltd.	19,101	1,253

		Shares	Market Value ($000)
	Inaba Denki Sangyo Co. Ltd.	52,960	1,238
	Topcon Corp.	101,714	1,229
*	Shochiku Co. Ltd.	8,956	1,228
	Sakata Seed Corp.	34,750	1,226
	Sapporo Holdings Ltd.	63,108	1,224
	Outsourcing Inc.	97,630	1,224
	Digital Garage Inc.	35,248	1,207
	NEC Networks & System Integration Corp.	68,185	1,207
	Fuyo General Lease Co. Ltd.	17,211	1,193
	Nishimatsu Construction Co. Ltd.	51,441	1,192
	Nippon Accommodations Fund Inc.	212	1,167
	Kadokawa Corp.	35,844	1,164
	Nitto Boseki Co. Ltd.	24,769	1,162
	Duskin Co. Ltd.	43,795	1,155
	Mizuho Leasing Co. Ltd.	36,966	1,150
	Kusuri no Aoki Holdings Co. Ltd.	14,026	1,148
	TOKAI Holdings Corp.	123,275	1,147
	Activia Properties Inc.	286	1,144
	Nippon Paper Industries Co. Ltd.	93,109	1,137
*	LaSalle Logiport REIT	723	1,134
	Wacoal Holdings Corp.	56,667	1,130
	Fukuyama Transporting Co. Ltd.	28,945	1,129
	Lintec Corp.	49,767	1,127
	Japan Logistics Fund Inc.	372	1,113
	Nippon Suisan Kaisha Ltd.	266,275	1,112
*	Mitsui Fudosan Logistics Park Inc.	222	1,110
	Tadano Ltd.	113,566	1,108
	Toei Co. Ltd.	6,068	1,104
	Hokuhoku Financial Group Inc.	124,605	1,100
	Hokuriku Electric Power Co.	167,042	1,093
	Kokuyo Co. Ltd.	84,007	1,093
	Milbon Co. Ltd.	16,614	1,087
	NHK Spring Co. Ltd.	158,641	1,085
	Toyobo Co. Ltd.	86,292	1,083
	Maeda Corp.	131,877	1,080
	Kobe Bussan Co. Ltd.	38,800	1,075
	Hitachi Capital Corp.	43,502	1,073
	Kyudenko Corp.	35,218	1,070
	Trusco Nakayama Corp.	41,318	1,070
*	SHIFT Inc.	8,700	1,069
	Nisshinbo Holdings Inc.	141,711	1,054
	Nikkon Holdings Co. Ltd.	52,053	1,050
	Kenedix Office Investment Corp.	163	1,049
	Heiwa Real Estate Co. Ltd.	30,435	1,041
	Ariake Japan Co. Ltd.	16,017	1,039
	Kanematsu Corp.	82,514	1,038
	Shikoku Electric Power Co. Inc.	151,825	1,034
[1]	Colowide Co. Ltd.	56,337	1,028
	Sumitomo Bakelite Co. Ltd.	28,450	1,020
	Kureha Corp.	16,426	1,017
	Glory Ltd.	52,443	1,016
	Toho Holdings Co. Ltd.	53,660	1,011
*	NTN Corp.	381,617	1,008
	Canon Marketing Japan Inc.	45,689	1,003
	Internet Initiative Japan Inc.	48,746	999
	Toyota Boshoku Corp.	61,626	996
	Fuji Kyuko Co. Ltd.	20,493	990
	Hanwa Co. Ltd.	38,229	988

		Shares	Market Value ($000)
	Senko Group Holdings Co. Ltd.	106,010	985
	Fuji Soft Inc.	18,703	966
	Sumitomo Osaka Cement Co. Ltd.	31,826	963
	Valor Holdings Co. Ltd.	40,625	961
	Japan Hotel REIT Investment Corp.	1,887	951
	Nippon Light Metal Holdings Co. Ltd.	52,634	950
	Japan Lifeline Co. Ltd.	65,808	949
	Okumura Corp.	38,085	949
	Takasago Thermal Engineering Co. Ltd.	62,598	945
	Mori Hills REIT Investment Corp.	676	942
	Megmilk Snow Brand Co. Ltd.	43,606	941
	DCM Holdings Co. Ltd.	92,962	939
	Itoham Yonekyu Holdings Inc.	136,736	925
[1]	Tri Chemical Laboratories Inc.	22,400	924
	Yamato Kogyo Co. Ltd.	36,454	921
	Kotobuki Spirits Co. Ltd.	16,913	916
	NS Solutions Corp.	28,448	914
	Nishi-Nippon Financial Holdings Inc.	151,542	911
	Daishi Hokuetsu Financial Group Inc.	43,648	911
	Nihon Parkerizing Co. Ltd.	93,551	908
	Resorttrust Inc.	63,994	906
	Taiyo Holdings Co. Ltd.	15,220	906
	Elecom Co. Ltd.	19,111	905
	Pilot Corp.	31,484	905
	Shiga Bank Ltd.	48,964	896
	Macnica Fuji Electronics Holdings Inc.	42,759	896
	AEON REIT Investment Corp.	679	896
	Joyful Honda Co. Ltd.	67,214	891
	Frontier Real Estate Investment Corp.	217	890
	MCUBS MidCity Investment Corp.	944	889
	Shoei Co. Ltd.	21,700	884
	77 Bank Ltd.	69,970	880
*	Sanrio Co. Ltd.	58,576	873
	Sangetsu Corp.	58,305	871
	Maruha Nichiro Corp.	38,532	867
*,1	Change Inc.	24,800	864
	Mochida Pharmaceutical Co. Ltd.	22,980	862
	Daiwa Securities Living Investments Corp.	897	862
	Kansai Mirai Financial Group Inc.	179,932	861
	JINS Holdings Inc.	13,030	847
	Hitachi Zosen Corp.	147,834	844
	Monex Group Inc.	163,418	844
	Hulic Reit Inc.	555	844
	Daihen Corp.	17,807	842
	Prima Meat Packers Ltd.	26,965	842
	TKC Corp.	12,732	838
	Autobacs Seven Co. Ltd.	60,914	836
	Tomy Co. Ltd.	96,986	834
	Kandenko Co. Ltd.	96,714	834
	Tokai Rika Co. Ltd.	50,770	832
	OBIC Business Consultants Co. Ltd.	13,032	830
	Meidensha Corp.	35,715	830
	Premier Investment Corp.	656	827
*	Sanken Electric Co. Ltd.	19,996	824
	GungHo Online Entertainment Inc.	32,965	822
	Digital Arts Inc.	8,656	821
	Fuji Seal International Inc.	44,103	819
	EDION Corp.	83,557	819

		Shares	Market Value ($000)
	Daiwa Office Investment Corp.	126	817
	Comforia Residential REIT Inc.	287	816
	Central Glass Co. Ltd.	39,816	814
	Paramount Bed Holdings Co. Ltd.	18,511	811
	Arcs Co. Ltd.	36,541	809
	Kiyo Bank Ltd.	62,600	808
	Mitsui High-Tec Inc.	20,588	807
	Citizen Watch Co. Ltd.	264,381	804
	Iriso Electronics Co. Ltd.	17,607	802
*	Toshiba TEC Corp.	21,587	802
	Starts Corp. Inc.	30,860	794
	en-japan Inc.	27,600	791
	Kumagai Gumi Co. Ltd.	31,937	790
	Atom Corp.	92,151	789
	Nojima Corp.	30,850	788
	Nisshin Oillio Group Ltd.	26,990	786
	Zojirushi Corp.	47,198	785
	NIPPON REIT Investment Corp.	220	782
	Awa Bank Ltd.	37,523	781
	KH Neochem Co. Ltd.	34,637	781
	Japan Excellent Inc.	639	779
	Kintetsu World Express Inc.	31,535	773
	Kenedix Residential Next Investment Corp.	445	773
	Oki Electric Industry Co. Ltd.	73,610	769
	Anicom Holdings Inc.	70,936	769
[1]	Maruwa Unyu Kikan Co. Ltd.	35,988	767
	Nippn Corp.	48,663	766
	DTS Corp.	35,912	765
	Eiken Chemical Co. Ltd.	34,756	764
	Information Services International-Dentsu Ltd.	20,692	763
	Nichiha Corp.	25,468	763
	Invincible Investment Corp.	2,287	762
	Maruwa Co. Ltd.	7,262	760
	Tsubakimoto Chain Co.	29,144	749
*	Mitsubishi Estate Logistics REIT Investment Corp.	187	745
	Kissei Pharmaceutical Co. Ltd.	33,752	743
	Makino Milling Machine Co. Ltd.	18,413	742
	Ogaki Kyoritsu Bank Ltd.	39,119	740
	Matsui Securities Co. Ltd.	94,923	738
*	UT Group Co. Ltd.	24,000	736
	Nichicon Corp.	54,114	735
	ZERIA Pharmaceutical Co. Ltd.	38,605	734
	Heiwa Corp.	52,256	733
	Ichibanya Co. Ltd.	14,724	720
	JCU Corp.	19,298	719
	Fujimi Inc.	17,510	717
	Kyoritsu Maintenance Co. Ltd.	21,988	712
	San-In Godo Bank Ltd.	156,798	710
	Japan Material Co. Ltd.	50,836	710
	Kumiai Chemical Industry Co. Ltd.	86,637	708
	Nippon Soda Co. Ltd.	24,572	704
	Nippon Densetsu Kogyo Co. Ltd.	37,538	700
	Seiren Co. Ltd.	45,682	692
	Takeuchi Manufacturing Co. Ltd.	30,341	691
	Hokkaido Electric Power Co. Inc.	161,970	687
	Tsugami Corp.	41,762	684
	Earth Corp.	11,939	682
	KYORIN Holdings Inc.	36,287	681

		Shares	Market Value ($000)
	Taikisha Ltd.	25,467	679
	Sumitomo Mitsui Construction Co. Ltd.	162,932	678
	Raito Kogyo Co. Ltd.	41,488	677
	Komeri Co. Ltd.	25,370	674
	Nishimatsuya Chain Co. Ltd.	49,880	671
*	Aiful Corp.	263,642	670
	Prestige International Inc.	76,106	670
	Okamura Corp.	76,323	670
	Morita Holdings Corp.	41,416	664
	MOS Food Services Inc.	22,186	659
	BML Inc.	18,903	658
	Toyo Ink SC Holdings Co. Ltd.	37,322	656
	Nachi-Fujikoshi Corp.	16,313	653
	ASKUL Corp.	18,405	650
	Nagaileben Co. Ltd.	22,383	649
	Juroku Bank Ltd.	36,737	647
	Showa Sangyo Co. Ltd.	21,886	646
	Create SD Holdings Co. Ltd.	19,899	646
	Mitsubishi Logisnext Co. Ltd.	57,561	644
	Kato Sangyo Co. Ltd.	19,499	643
	Okasan Securities Group Inc.	178,556	643
	San-A Co. Ltd.	16,516	641
	Kohnan Shoji Co. Ltd.	23,577	641
	Bank of Okinawa Ltd.	24,880	637
	Tocalo Co. Ltd.	46,656	636
*	Descente Ltd.	38,988	631
	Hokuetsu Corp.	147,556	628
	Japan Aviation Electronics Industry Ltd.	40,491	628
	Takara Standard Co. Ltd.	44,881	627
	Totetsu Kogyo Co. Ltd.	24,370	626
	Osaka Organic Chemical Industry Ltd.	18,200	626
	Rorze Corp.	8,456	625
	S-Pool Inc.	68,260	625
*,1	Create Restaurants Holdings Inc.	80,976	624
	Aruhi Corp.	37,621	620
	Fujimori Kogyo Co. Ltd.	13,930	619
	Eizo Corp.	17,210	618
	Hirata Corp.	7,815	618
	Okinawa Electric Power Co. Inc.	45,844	617
	Solasto Corp.	40,700	616
	Heiwado Co. Ltd.	29,762	615
	Fuso Chemical Co. Ltd.	17,312	614
	Sumitomo Warehouse Co. Ltd.	50,336	614
	Tokyo Broadcasting System Holdings Inc.	31,537	614
	Shibuya Corp.	18,504	610
	Ai Holdings Corp.	32,236	608
	Noevir Holdings Co. Ltd.	13,727	604
	Funai Soken Holdings Inc.	27,156	601
	FCC Co. Ltd.	37,338	599
	Orient Corp.	526,345	599
	Hogy Medical Co. Ltd.	19,596	598
	Transcosmos Inc.	23,677	594
	Axial Retailing Inc.	12,534	592
	Giken Ltd.	12,537	590
	Topre Corp.	42,512	589
	Dexerials Corp.	44,780	587
	Kanamoto Co. Ltd.	27,275	583
	Tokai Tokyo Financial Holdings Inc.	196,734	582

		Shares	Market Value ($000)
	eGuarantee Inc.	25,900	576
	Saibu Gas Co. Ltd.	20,892	575
	Nippon Seiki Co. Ltd.	46,591	571
	Musashi Seimitsu Industry Co. Ltd.	40,004	566
	Mitsubishi Pencil Co. Ltd.	44,592	566
	S Foods Inc.	17,036	566
	Kameda Seika Co. Ltd.	12,138	562
	Tokyotokeiba Co. Ltd.	13,530	561
	H2O Retailing Corp.	78,000	560
	United Super Markets Holdings Inc.	50,735	552
	MCJ Co. Ltd.	57,608	552
	Mandom Corp.	36,527	550
	Nanto Bank Ltd.	34,421	550
	Yamazen Corp.	58,692	550
	Strike Co. Ltd.	12,830	550
	Toridoll Holdings Corp.	37,300	548
*	M&A Capital Partners Co. Ltd.	11,144	547
	Optex Group Co. Ltd.	29,568	546
	Comture Corp.	19,700	546
	Inabata & Co. Ltd.	38,798	545
	Life Corp.	17,310	545
	Ohsho Food Service Corp.	9,750	544
	Kura Sushi Inc.	8,855	538
	Nissin Electric Co. Ltd.	40,790	536
	Hitachi Transport System Ltd.	18,199	535
	Cybozu Inc.	21,288	534
	Nextage Co. Ltd.	37,800	533
*	Optim Corp.	17,782	533
	Daiho Corp.	14,924	531
	Japan Wool Textile Co. Ltd.	58,100	529
[1]	GMO GlobalSign Holdings KK	5,811	526
	Tokyo Steel Manufacturing Co. Ltd.	74,449	525
	Medical Data Vision Co. Ltd.	21,026	525
	Japan Petroleum Exploration Co. Ltd.	27,537	524
	Yokowo Co. Ltd.	16,940	524
	Keihanshin Building Co. Ltd.	33,031	523
	Bell System24 Holdings Inc.	29,248	522
	KOMEDA Holdings Co. Ltd.	28,858	521
	Mitsuuroko Group Holdings Co. Ltd.	40,200	520
	North Pacific Bank Ltd.	256,693	520
	Token Corp.	6,666	518
	Relia Inc.	37,706	517
	Infocom Corp.	17,815	517
	Nikkiso Co. Ltd.	53,320	512
	Max Co. Ltd.	35,118	511
	Nomura Co. Ltd.	69,940	507
	Yokogawa Bridge Holdings Corp.	27,259	507
	Ichigo Office REIT Investment Corp.	662	507
*	euglena Co. Ltd.	61,508	503
	Ichigo Inc.	181,243	499
	Maeda Road Construction Co. Ltd.	29,529	499
	San-Ai Oil Co. Ltd.	48,442	498
	Shima Seiki Manufacturing Ltd.	25,268	498
	Belluna Co. Ltd.	45,177	495
	Maeda Kosen Co. Ltd.	19,400	494
	Hyakugo Bank Ltd.	175,738	493
	Fuji Media Holdings Inc.	42,384	492
	Arata Corp.	11,149	490

		Shares	Market Value ($000)
	Dip Corp.	17,806	489
	Suruga Bank Ltd.	166,283	489
	SKY Perfect JSAT Holdings Inc.	111,330	489
*,1	HIS Co. Ltd.	28,348	486
	Aida Engineering Ltd.	51,234	485
	Sanki Engineering Co. Ltd.	40,798	485
	Shibaura Machine Co. Ltd.	20,093	483
	Chudenko Corp.	23,582	479
	Gunze Ltd.	15,022	479
	Hokkoku Bank Ltd.	20,784	479
	Sanyo Chemical Industries Ltd.	9,552	479
	Grace Technology Inc.	8,321	478
	Daibiru Corp.	41,887	477
	Musashino Bank Ltd.	33,051	475
	Ryosan Co. Ltd.	21,378	475
	Okamoto Industries Inc.	12,831	474
	Round One Corp.	54,301	473
	Monogatari Corp.	4,271	473
	Megachips Corp.	15,917	472
*	Maxell Holdings Ltd.	35,902	472
	Towa Pharmaceutical Co. Ltd.	23,580	472
	Gree Inc.	85,839	472
	Sanyo Denki Co. Ltd.	7,859	471
	Nitto Kogyo Corp.	24,077	470
	Yodogawa Steel Works Ltd.	24,170	470
	V Technology Co. Ltd.	7,958	469
	Nippon Signal Co. Ltd.	52,521	468
	Sekisui Jushi Corp.	24,171	467
	Shizuoka Gas Co. Ltd.	51,338	466
	Nissha Co. Ltd.	36,128	465
*,1	Nippon Sheet Glass Co. Ltd.	103,982	464
	Hosiden Corp.	50,734	462
	Belc Co. Ltd.	8,158	461
	Bunka Shutter Co. Ltd.	51,648	461
	Yuasa Trading Co. Ltd.	14,726	460
	Nippon Ceramic Co. Ltd.	17,710	459
*,1	Ringer Hut Co. Ltd.	20,098	459
	Saizeriya Co. Ltd.	22,281	455
	Sato Holdings Corp.	21,793	455
	Nippon Steel Trading Corp.	13,235	454
	eRex Co. Ltd.	27,361	453
	Siix Corp.	30,836	452
	Adastria Co. Ltd.	24,672	452
	Raiznext Corp.	40,723	450
	Riken Keiki Co. Ltd.	15,620	447
*	UACJ Corp.	25,269	446
	Star Micronics Co. Ltd.	29,243	443
	Hankyu Hanshin REIT Inc.	363	442
	METAWATER Co. Ltd.	19,496	441
	Pacific Industrial Co. Ltd.	41,992	440
	Nichi-iko Pharmaceutical Co. Ltd.	45,205	439
	Nissan Shatai Co. Ltd.	55,910	439
	Kisoji Co. Ltd.	19,100	437
*,1	Chiyoda Corp.	138,108	436
	Idec Corp.	24,679	436
	Micronics Japan Co. Ltd.	28,947	436
	Trancom Co. Ltd.	5,572	436
	Joshin Denki Co. Ltd.	16,614	435

		Shares	Market Value ($000)
	One REIT Inc.	166	433
	Broadleaf Co. Ltd.	71,326	430
	Fukuoka REIT Corp.	282	430
	Mirai Corp.	1,097	429
	Restar Holdings Corp.	21,427	428
	Noritz Corp.	29,741	427
	Shinmaywa Industries Ltd.	49,129	426
	Elan Corp.	30,000	426
	Maruzen Showa Unyu Co. Ltd.	13,238	425
	Osaka Soda Co. Ltd.	17,519	425
	Tokyu REIT Inc.	269	425
	Chugoku Marine Paints Ltd.	46,736	424
*	Litalico Inc.	12,200	424
	Jaccs Co. Ltd.	23,684	423
	Kitz Corp.	73,588	423
	Yellow Hat Ltd.	26,366	423
	Tsubaki Nakashima Co. Ltd.	36,602	422
*	Raksul Inc.	10,600	422
	Fukushima Galilei Co. Ltd.	10,148	421
	Aeon Delight Co. Ltd.	16,014	419
	Hiday Hidaka Corp.	24,749	416
	Mitsui-Soko Holdings Co. Ltd.	19,400	415
	Hyakujushi Bank Ltd.	29,178	415
	SAMTY Co. Ltd.	26,900	415
	Kanematsu Electronics Ltd.	11,145	413
*	Plenus Co. Ltd.	21,590	413
	Towa Corp.	22,438	413
	Enplas Corp.	9,351	412
	Shoei Foods Corp.	11,541	411
	CRE Logistics REIT Inc.	278	407
*,1	Royal Holdings Co. Ltd.	22,879	406
	Heiwa Real Estate REIT Inc.	310	405
	Kenedix Retail REIT Corp.	167	404
	Teikoku Sen-I Co. Ltd.	18,503	403
	Keiyo Bank Ltd.	104,953	402
	Itochu Enex Co. Ltd.	41,788	402
	DyDo Group Holdings Inc.	7,959	401
	Arcland Sakamoto Co. Ltd.	28,380	400
	Argo Graphics Inc.	13,300	400
[1]	Insource Co. Ltd.	17,800	400
	Nohmi Bosai Ltd.	18,900	399
	Tsukishima Kikai Co. Ltd.	30,937	399
	Hamakyorex Co. Ltd.	13,629	398
	Bank of Nagoya Ltd.	16,018	398
	Koa Corp.	26,069	397
	Fujicco Co. Ltd.	20,301	396
*	KYB Corp.	17,627	396
	YA-MAN Ltd.	23,370	396
	Japan Securities Finance Co. Ltd.	79,081	393
	Curves Holdings Co. Ltd.	49,168	393
	Organo Corp.	5,893	392
	Oiles Corp.	25,171	392
	Sakata INX Corp.	38,706	391
	Obara Group Inc.	10,145	390
	Nissei ASB Machine Co. Ltd.	7,063	388
	ValueCommerce Co. Ltd.	13,900	388
	Hoshino Resorts REIT Inc.	79	387
	Aomori Bank Ltd.	17,210	386

		Shares	Market Value ($000)
	Mori Trust Sogo REIT Inc.	292	386
	Exedy Corp.	25,663	384
	Kaga Electronics Co. Ltd.	16,418	383
	Noritsu Koki Co. Ltd.	19,005	383
	COLOPL Inc.	43,782	383
	Fujibo Holdings Inc.	9,949	382
	Fukui Bank Ltd.	21,296	382
	TOMONY Holdings Inc.	132,808	382
	Global One Real Estate Investment Corp.	365	381
	GLOBERIDE Inc.	9,500	380
	Wakita & Co. Ltd.	39,899	378
	Daikyonishikawa Corp.	50,945	377
	Invesco Office J-REIT Inc.	2,588	376
	Tamura Corp.	69,447	373
	T Hasegawa Co. Ltd.	19,299	373
	Doshisha Co. Ltd.	20,797	372
	Zenrin Co. Ltd.	31,595	372
	YAMABIKO Corp.	30,247	370
	Noritake Co. Ltd.	11,840	368
	RS Technologies Co. Ltd.	6,200	367
	Sakai Moving Service Co. Ltd.	7,859	365
	Star Asia Investment Corp.	790	363
	Inageya Co. Ltd.	22,165	362
	Toppan Forms Co. Ltd.	35,016	361
	Avex Inc.	29,555	361
	DKS Co. Ltd.	10,000	360
	TV Asahi Holdings Corp.	18,600	359
	Torii Pharmaceutical Co. Ltd.	11,642	359
	Konishi Co. Ltd.	23,680	358
	Kyokuto Kaihatsu Kogyo Co. Ltd.	26,062	358
	Ricoh Leasing Co. Ltd.	12,137	358
*	United Arrows Ltd.	23,678	357
	Seikagaku Corp.	36,422	357
	Nitta Corp.	16,911	356
	Daito Pharmaceutical Co. Ltd.	10,050	356
	Intage Holdings Inc.	31,650	355
	T-Gaia Corp.	19,004	355
	Doutor Nichires Holdings Co. Ltd.	23,871	355
	Hokuto Corp.	17,105	353
	SBS Holdings Inc.	15,400	353
[1]	Taiko Pharmaceutical Co. Ltd.	23,131	351
	Nippon Television Holdings Inc.	30,262	348
	Senshu Ikeda Holdings Inc.	244,764	348
	Nippon Carbon Co. Ltd.	8,951	347
	Daiichi Jitsugyo Co. Ltd.	8,757	346
	Miroku Jyoho Service Co. Ltd.	16,712	346
	Mitsubishi Shokuhin Co. Ltd.	12,735	345
	Nippon Road Co. Ltd.	4,974	344
	Tokushu Tokai Paper Co. Ltd.	7,860	344
	Furukawa Co. Ltd.	29,647	343
	Hosokawa Micron Corp.	5,771	341
	KFC Holdings Japan Ltd.	12,734	341
	Shikoku Chemicals Corp.	29,844	341
	Kanto Denka Kogyo Co. Ltd.	42,587	340
	Yondoshi Holdings Inc.	18,618	340
	TechMatrix Corp.	18,700	340
	Ebase Co. Ltd.	33,400	340
	Fuji Co. Ltd.	18,016	339

		Shares	Market Value ($000)
	Sinfonia Technology Co. Ltd.	24,678	338
	Chofu Seisakusho Co. Ltd.	17,311	336
	Dai-Dan Co. Ltd.	12,369	336
	Sumitomo Seika Chemicals Co. Ltd.	8,159	335
	Sinko Industries Ltd.	19,209	335
	Modec Inc.	17,909	334
	Taihei Dengyo Kaisha Ltd.	14,230	334
	Yokohama Reito Co. Ltd.	39,527	334
	Mimasu Semiconductor Industry Co. Ltd.	13,034	333
	TPR Co. Ltd.	24,872	333
	Mizuno Corp.	16,715	332
	Toho Bank Ltd.	169,750	330
	Takasago International Corp.	13,333	329
	Seiko Holdings Corp.	24,393	328
	Toyo Construction Co. Ltd.	66,670	328
	Ichikoh Industries Ltd.	50,744	327
	Zuken Inc.	12,535	326
	Nippon Koei Co. Ltd.	12,635	325
	VT Holdings Co. Ltd.	80,194	324
[1]	Hioki EE Corp.	8,259	324
*	Leopalace21 Corp.	217,176	322
	Tsurumi Manufacturing Co. Ltd.	18,204	320
	Piolax Inc.	21,888	319
	ARTERIA Networks Corp.	21,200	317
	Enigmo Inc.	27,100	317
	Sumitomo Densetsu Co. Ltd.	12,835	316
	Anest Iwata Corp.	29,550	315
	ESPEC Corp.	16,612	315
	Media Do Co. Ltd.	5,330	315
	Chubu Shiryo Co. Ltd.	23,379	314
	Cawachi Ltd.	11,246	314
	Sodick Co. Ltd.	35,114	314
	Japan Pulp & Paper Co. Ltd.	9,249	313
	Marudai Food Co. Ltd.	19,196	311
	Yamashin-Filter Corp.	32,899	311
	Tonami Holdings Co. Ltd.	5,969	309
	Pasona Group Inc.	17,220	309
*	Kappa Create Co. Ltd.	21,493	308
	Alpen Co. Ltd.	14,328	308
	Nishio Rent All Co. Ltd.	14,733	307
	Tokai Corp.	16,018	307
	Meisei Industrial Co. Ltd.	40,984	306
	TOC Co. Ltd.	44,392	305
	Toa Corp.	15,618	305
	Tokyu Construction Co. Ltd.	60,880	304
	Uchida Yoko Co. Ltd.	7,559	303
	Sanshin Electronics Co. Ltd.	17,083	301
	SWCC Showa Holdings Co. Ltd.	19,399	301
*	Aichi Steel Corp.	10,247	299
	Nittetsu Mining Co. Ltd.	5,672	299
	Ehime Bank Ltd.	32,341	298
*	Key Coffee Inc.	14,522	297
*	Matsuya Co. Ltd.	36,619	297
	Sintokogio Ltd.	43,278	297
	Shin-Etsu Polymer Co. Ltd.	31,932	297
	Alconix Corp.	19,620	297
*	Sanyo Special Steel Co. Ltd.	21,177	296
	Kitanotatsujin Corp.	54,100	296

		Shares	Market Value ($000)
	EPS Holdings Inc.	30,149	293
	Gakken Holdings Co. Ltd.	17,812	292
	PAL GROUP Holdings Co. Ltd.	20,302	292
	Nippon Kanzai Co. Ltd.	15,025	292
	Computer Engineering & Consulting Ltd.	21,728	291
	Sanyo Electric Railway Co. Ltd.	15,123	291
	Futaba Corp.	31,735	290
	Okuwa Co. Ltd.	23,977	290
	EM Systems Co. Ltd.	31,500	290
	Starzen Co. Ltd.	7,166	289
	IDOM Inc.	49,353	288
	Komatsu Matere Co. Ltd.	30,943	288
	J-Oil Mills Inc.	8,158	288
	Okabe Co. Ltd.	38,911	288
	LEC Inc.	22,484	288
	Kurabo Industries Ltd.	16,604	286
	Union Tool Co.	8,756	286
	Mitsuboshi Belting Ltd.	18,101	285
	Nippon Thompson Co. Ltd.	62,394	285
	Pacific Metals Co. Ltd.	13,833	285
*	Unipres Corp.	31,020	285
[1]	Pressance Corp.	20,263	285
	Canon Electronics Inc.	16,916	284
	Riso Kagaku Corp.	21,483	284
	ASKA Pharmaceutical Co. Ltd.	19,704	284
	Poletowin Pitcrew Holdings Inc.	25,600	284
	Hibiya Engineering Ltd.	15,995	283
	Genky DrugStores Co. Ltd.	7,800	283
	Hodogaya Chemical Co. Ltd.	5,373	282
	PC Depot Corp.	53,370	281
	Miyazaki Bank Ltd.	13,771	281
	Iino Kaiun Kaisha Ltd.	72,895	281
*	Ryobi Ltd.	24,477	280
	Stella Chemifa Corp.	8,459	279
	Bank of Iwate Ltd.	15,124	279
	FULLCAST Holdings Co. Ltd.	17,396	278
*	Nippon Chemi-Con Corp.	15,096	278
	Nippon Denko Co. Ltd.	107,376	277
	Foster Electric Co. Ltd.	18,598	276
	Ines Corp.	20,288	276
	Bank of the Ryukyus Ltd.	39,342	275
	Hoosiers Holdings	43,400	275
	Geo Holdings Corp.	23,364	274
	Tenma Corp.	13,434	274
	DKK Co. Ltd.	10,546	273
	Valqua Ltd.	13,931	273
	Eagle Industry Co. Ltd.	25,976	271
	Keiyo Co. Ltd.	38,414	271
	Oita Bank Ltd.	14,029	270
	Future Corp.	16,016	269
	Denyo Co. Ltd.	13,729	269
	Yamagata Bank Ltd.	27,958	269
	Maxvalu Tokai Co. Ltd.	10,400	267
*	Vector Inc.	21,694	265
	Takamatsu Construction Group Co. Ltd.	13,429	263
	Marusan Securities Co. Ltd.	53,329	263
	Rock Field Co. Ltd.	17,912	263
	Yurtec Corp.	33,551	263

		Shares	Market Value ($000)
	Tamron Co. Ltd.	13,427	262
	Sakai Chemical Industry Co. Ltd.	13,428	261
	Goldcrest Co. Ltd.	15,126	260
	Komori Corp.	39,987	260
	Daikokutenbussan Co. Ltd.	4,877	260
*	Toho Zinc Co. Ltd.	12,538	260
	Tachibana Eletech Co. Ltd.	17,100	259
	Financial Products Group Co. Ltd.	54,318	259
	Konoike Transport Co. Ltd.	26,159	257
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,019	256
	Itochu-Shokuhin Co. Ltd.	5,076	256
	Futaba Industrial Co. Ltd.	53,129	255
	Digital Holdings Inc.	14,700	255
	G-Tekt Corp.	18,104	254
	Mitsui Sugar Co. Ltd.	14,329	254
	San ju San Financial Group Inc.	21,073	252
	Sparx Group Co. Ltd.	88,900	252
	Kyokuyo Co. Ltd.	8,657	251
	Taki Chemical Co. Ltd.	4,300	251
	Marvelous Inc.	27,269	250
	Kyoei Steel Ltd.	19,402	250
*	W-Scope Corp.	25,883	250
	Riso Kyoiku Co. Ltd.	82,000	249
	Katakura Industries Co. Ltd.	19,501	249
[1]	Fujio Food Group Inc.	20,800	249
*	Tachi-S Co. Ltd.	24,271	248
	Kintetsu Department Store Co. Ltd.	7,958	247
	Pack Corp.	10,146	247
	Toho Titanium Co. Ltd.	30,250	247
	Arcland Service Holdings Co. Ltd.	12,536	247
*	KLab Inc.	28,264	246
	JM Holdings Co. Ltd.	12,600	246
	Kyodo Printing Co. Ltd.	7,165	244
	Tokyo Kiraboshi Financial Group Inc.	23,265	244
	Toyo Tanso Co. Ltd.	13,235	244
	JAC Recruitment Co. Ltd.	13,734	244
	Weathernews Inc.	5,274	243
	Furuno Electric Co. Ltd.	22,289	242
	Shin Nippon Air Technologies Co. Ltd.	12,000	242
	JVCKenwood Corp.	145,475	242
	Takara Leben Co. Ltd.	80,012	241
	OSJB Holdings Corp.	96,929	241
	Matsuyafoods Holdings Co. Ltd.	7,163	240
	Tosei Corp.	24,273	240
	Daiken Corp.	14,035	239
	Nichiden Corp.	11,540	238
	Bando Chemical Industries Ltd.	37,903	237
	Daiwa Industries Ltd.	23,977	237
*	Mitsui E&S Holdings Co. Ltd.	61,557	237
	Icom Inc.	9,055	236
	I'll Inc.	16,700	236
	Tsukui Holdings Corp.	43,784	235
	Vital KSK Holdings Inc.	30,842	235
	Press Kogyo Co. Ltd.	79,693	234
	Qol Holdings Co. Ltd.	21,327	234
	Japan Medical Dynamic Marketing Inc.	11,155	233
	Fukuda Corp.	4,776	232
	Mie Kotsu Group Holdings Inc.	51,136	232

		Shares	Market Value ($000)
	Mitsubishi Research Institute Inc.	5,771	232
	Oyo Corp.	19,102	231
	Kamei Corp.	20,196	230
	Toenec Corp.	6,568	230
	Macromill Inc.	31,887	230
	Onward Holdings Co. Ltd.	97,959	229
	YAKUODO Holdings Co. Ltd.	9,552	229
	CTS Co. Ltd.	25,891	228
	Sinanen Holdings Co. Ltd.	8,160	228
*,1	Japan Display Inc.	508,239	228
	Japan Transcity Corp.	45,176	226
	Aichi Bank Ltd.	8,459	225
	Ishihara Sangyo Kaisha Ltd.	32,039	225
	Toyo Corp.	20,795	225
	Nagatanien Holdings Co. Ltd.	10,048	224
	LIFULL Co. Ltd.	57,339	222
	Amuse Inc.	9,354	221
	Feed One Co. Ltd.	26,468	221
*	Aoyama Trading Co. Ltd.	37,582	220
	Advan Co. Ltd.	20,987	220
	Kenko Mayonnaise Co. Ltd.	12,438	220
*	Yorozu Corp.	18,513	218
	Akatsuki Inc.	4,800	218
	Fukui Computer Holdings Inc.	5,969	216
	Tayca Corp.	15,288	216
	Cosel Co. Ltd.	19,897	215
	Fujiya Co. Ltd.	9,951	215
	SB Technology Corp.	7,300	214
	Tanseisha Co. Ltd.	30,449	213
	Towa Bank Ltd.	33,647	213
	Yamanashi Chuo Bank Ltd.	28,156	213
[1]	Sourcenext Corp.	77,200	212
	Shikoku Bank Ltd.	33,436	212
	Sun Frontier Fudousan Co. Ltd.	25,204	212
	Shinko Shoji Co. Ltd.	28,830	211
	Aichi Corp.	24,182	210
	Happinet Corp.	14,134	210
	Asahi Diamond Industrial Co. Ltd.	48,160	210
	Nippon Yakin Kogyo Co. Ltd.	12,631	210
	CI Takiron Corp.	33,820	210
	Tekken Corp.	11,842	210
	Akita Bank Ltd.	16,024	209
	Shinwa Co. Ltd.	10,449	209
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	208
[1]	Halows Co. Ltd.	6,661	207
	Link And Motivation Inc.	38,000	207
	Nichireki Co. Ltd.	14,600	204
	Matsuda Sangyo Co. Ltd.	11,843	203
	Rheon Automatic Machinery Co. Ltd.	18,386	203
	Osaki Electric Co. Ltd.	36,610	202
	Alpha Systems Inc.	5,967	201
	Nissin Sugar Co. Ltd.	11,300	201
	CONEXIO Corp.	15,324	200
	Melco Holdings Inc.	5,559	199
	Dai Nippon Toryo Co. Ltd.	22,386	198
*	Kanagawa Chuo Kotsu Co. Ltd.	5,370	198
	ST Corp.	10,349	198
	Optorun Co. Ltd.	8,400	198

		Shares	Market Value ($000)
	Central Security Patrols Co. Ltd.	6,202	197
	Moriroku Holdings Co. Ltd.	10,200	197
	Kansai Super Market Ltd.	18,112	195
	Chukyo Bank Ltd.	11,145	194
*,1	Sagami Holdings Corp.	17,211	193
	Yonex Co. Ltd.	33,828	193
	Kanaden Corp.	16,616	192
*	Sankyo Tateyama Inc.	24,977	192
	Fudo Tetra Corp.	11,771	191
	Tosho Co. Ltd.	12,931	191
	Rokko Butter Co. Ltd.	10,944	191
*	Unitika Ltd.	52,343	191
	Asahi Co. Ltd.	12,343	191
	Daido Metal Co. Ltd.	39,634	190
	France Bed Holdings Co. Ltd.	21,498	190
	Warabeya Nichiyo Holdings Co. Ltd.	12,239	190
*	Vision Inc.	22,313	190
	Riken Vitamin Co. Ltd.	14,428	189
	Shinnihon Corp.	23,682	189
	Chiyoda Co. Ltd.	21,187	188
	Nippon Parking Development Co. Ltd.	139,410	188
	Nichiban Co. Ltd.	11,800	188
	BeNEXT Group Inc.	15,974	188
	JDC Corp.	35,500	188
	Riken Technos Corp.	43,193	187
	Yahagi Construction Co. Ltd.	22,986	187
	ZIGExN Co. Ltd.	51,600	187
[1]	ES-Con Japan Ltd.	26,600	186
	Koatsu Gas Kogyo Co. Ltd.	25,873	186
	Studio Alice Co. Ltd.	9,656	186
	Tokyo Electron Device Ltd.	5,672	186
	MTI Ltd.	24,078	185
	Ryoden Corp.	11,940	184
	FIDEA Holdings Co. Ltd.	178,902	183
	JSP Corp.	11,248	182
*	Topy Industries Ltd.	15,018	182
*,1	Open Door Inc.	10,900	182
	Aiphone Co. Ltd.	11,145	181
	World Co. Ltd.	15,500	180
	Teikoku Electric Manufacturing Co. Ltd.	15,418	179
*	Sumida Corp.	19,355	179
	Xebio Holdings Co. Ltd.	21,398	179
	Sumitomo Riko Co. Ltd.	31,833	178
	Yushin Precision Equipment Co. Ltd.	19,504	178
	Nihon Chouzai Co. Ltd.	12,338	177
*	Atrae Inc.	6,838	177
	Krosaki Harima Corp.	3,781	176
*	TSI Holdings Co. Ltd.	73,484	176
	WDB Holdings Co. Ltd.	7,076	176
	Arakawa Chemical Industries Ltd.	15,422	175
	Chiyoda Integre Co. Ltd.	10,546	175
	Shibusawa Warehouse Co. Ltd.	8,556	175
	Fuso Pharmaceutical Industries Ltd.	6,867	173
	Kyosan Electric Manufacturing Co. Ltd.	44,483	173
	Sanoh Industrial Co. Ltd.	20,698	173
[1]	BRONCO BILLY Co. Ltd.	8,059	172
	AOKI Holdings Inc.	33,423	171
	Tokyo Energy & Systems Inc.	18,910	170

		Shares	Market Value ($000)
	K&O Energy Group Inc.	12,436	170
	St. Marc Holdings Co. Ltd.	12,234	170
*	Roland DG Corp.	10,246	169
	Koshidaka Holdings Co. Ltd.	42,168	169
*,1	BrainPad Inc.	4,380	169
	CMK Corp.	42,981	168
	Toa Corp. (XTKS)	20,697	168
	Toyo Kanetsu KK	7,260	167
	Fixstars Corp.	18,700	167
	G-7 Holdings Inc.	7,200	167
	Kurimoto Ltd.	10,545	166
*	Shindengen Electric Manufacturing Co. Ltd.	6,464	166
	Achilles Corp.	12,130	165
	Tochigi Bank Ltd.	101,542	165
	Hochiki Corp.	13,600	164
	Hokkaido Gas Co. Ltd.	10,949	164
	Kawada Technologies Inc.	4,080	164
	Nihon Trim Co. Ltd.	3,879	163
	Onoken Co. Ltd.	14,130	163
	Hito Communications Holdings Inc.	9,253	162
	Iseki & Co. Ltd.	12,431	161
	ASAHI YUKIZAI Corp.	11,044	160
	Fuji Pharma Co. Ltd.	13,730	160
	J Trust Co. Ltd.	65,343	159
	Wowow Inc.	5,849	159
	FAN Communications Inc.	40,603	158
	Tomoku Co. Ltd.	9,056	157
	Sanei Architecture Planning Co. Ltd.	9,400	157
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	156
*	Toho Co. Ltd.	8,659	156
	Godo Steel Ltd.	8,458	155
	Ministop Co. Ltd.	11,444	155
	Torishima Pump Manufacturing Co. Ltd.	18,601	155
	Nihon Nohyaku Co. Ltd.	33,681	153
	Nitto Kohki Co. Ltd.	9,450	153
	World Holdings Co. Ltd.	8,400	152
	Bank of Saga Ltd.	12,244	151
*,1	FDK Corp.	10,764	151
	Riken Corp.	7,660	151
*,1	Istyle Inc.	37,976	150
	Hisaka Works Ltd.	19,202	149
	Sankyo Seiko Co. Ltd.	33,535	148
	SRA Holdings	6,168	148
	GCA Corp.	22,696	148
	Proto Corp.	15,100	148
	WATAMI Co. Ltd.	15,818	147
	Ichiyoshi Securities Co. Ltd.	30,438	146
	Aisan Industry Co. Ltd.	30,051	145
	Chori Co. Ltd.	9,952	145
	SMK Corp.	5,074	145
	Kyokuto Securities Co. Ltd.	20,100	145
[1]	Kamakura Shinsho Ltd.	17,600	145
	Taisei Lamick Co. Ltd.	5,274	143
	Shimizu Bank Ltd.	8,863	142
*	Toa Oil Co. Ltd.	5,273	142
*	RPA Holdings Inc.	23,122	142
	Pronexus Inc.	13,931	141
[1]	PIA Corp.	5,171	141

		Shares	Market Value ($000)
	Kita-Nippon Bank Ltd.	7,964	141
	Neturen Co. Ltd.	30,740	141
	Zuiko Corp.	13,928	141
	Takaoka Toko Co. Ltd.	9,752	141
	Elematec Corp.	14,728	140
	Michinoku Bank Ltd.	14,526	140
	Ohara Inc.	8,300	140
	I-PEX Inc.	6,966	140
*	Kourakuen Holdings Corp.	8,557	139
	JP-Holdings Inc.	51,145	138
*	Nippon Sharyo Ltd.	5,868	138
	Nihon Tokushu Toryo Co. Ltd.	13,800	137
	Hakuto Co. Ltd.	11,645	136
	CAC Holdings Corp.	10,247	133
	Honeys Holdings Co. Ltd.	14,230	133
*,1	OSAKA Titanium Technologies Co. Ltd.	17,314	132
	Aeon Fantasy Co. Ltd.	6,370	131
	Maezawa Kyuso Industries Co. Ltd.	6,258	131
[1]	Tokyo Individualized Educational Institute Inc.	20,004	129
	Tv Tokyo Holdings Corp.	5,674	129
	Hokkan Holdings Ltd.	9,355	128
	Seika Corp.	9,954	128
	Nissin Corp.	10,549	126
	Jimoto Holdings Inc.	16,448	126
	Nisso Corp.	16,400	126
	Mars Group Holdings Corp.	8,558	125
*	Mitsuba Corp.	30,939	125
	Nippon Coke & Engineering Co. Ltd.	136,722	125
	NEC Capital Solutions Ltd.	6,866	125
	Gun-Ei Chemical Industry Co. Ltd.	5,077	124
	Okura Industrial Co. Ltd.	6,964	124
	Sekisui Kasei Co. Ltd.	24,382	124
	NS United Kaiun Kaisha Ltd.	9,155	124
*	Gurunavi Inc.	24,584	124
*,1	KNT-CT Holdings Co. Ltd.	13,849	122
	Kojima Co. Ltd.	20,493	121
	Maezawa Kasei Industries Co. Ltd.	13,143	119
	Artnature Inc.	19,006	117
*	COOKPAD Inc.	39,391	117
	Shin Nippon Biomedical Laboratories Ltd.	17,210	116
	CMIC Holdings Co. Ltd.	8,158	115
	Itoki Corp.	36,814	114
	Kitano Construction Corp.	4,880	113
	Shimojima Co. Ltd.	8,651	112
	Tsukuba Bank Ltd.	65,244	110
	Chuo Spring Co. Ltd.	3,982	109
*	Osaka Steel Co. Ltd.	9,448	109
	Fujikura Kasei Co. Ltd.	22,890	108
	Central Sports Co. Ltd.	5,146	106
*,1	Chuetsu Pulp & Paper Co. Ltd.	9,059	104
	Yushiro Chemical Industry Co. Ltd.	9,952	104
*,1	Itochu Advance Logistics Investment Corp.	83	103
	Inaba Seisakusho Co. Ltd.	7,463	101
	Meiko Network Japan Co. Ltd.	17,815	101
	Toli Corp.	43,495	101
	Japan Best Rescue System Co. Ltd.	12,400	100
	Airtrip Corp.	7,500	100
*	Fujita Kanko Inc.	6,965	99

		Shares	Market Value ($000)
	Tsutsumi Jewelry Co. Ltd.	5,567	97
	SOSiLA Logistics REIT Inc.	79	97
	Ateam Inc.	8,657	96
*,1	Akebono Brake Industry Co. Ltd.	64,876	95
	Takihyo Co. Ltd.	5,276	95
	Takamiya Co. Ltd.	17,916	94
*	Kitagawa Corp.	7,164	92
	Airport Facilities Co. Ltd.	19,815	91
	Sac's Bar Holdings Inc.	17,116	91
	Taiho Kogyo Co. Ltd.	13,235	90
	Gecoss Corp.	9,850	89
	Corona Corp. Class A	9,840	87
	Kanamic Network Co. Ltd.	13,200	87
	Mitsubishi Paper Mills Ltd.	26,469	85
*,1	Daisyo Corp.	8,858	84
*	Gunosy Inc.	11,600	84
	Kato Works Co. Ltd.	8,650	79
	Paris Miki Holdings Inc.	24,996	72
	Cleanup Corp.	16,030	70
*	CHIMNEY Co. Ltd.	5,968	70
*	Japan Cash Machine Co. Ltd.	14,225	69
	Linical Co. Ltd.	9,651	69
*	Tokyo Base Co. Ltd.	14,500	66
*,1	Kenedix Inc.	9,000	64
*	Right On Co. Ltd.	10,250	60
	Airtech Japan Ltd.	4,300	59
*	Jamco Corp.	9,155	58
*	Funai Electric Co. Ltd.	13,832	57
	Daikoku Denki Co. Ltd.	6,368	53
*	Tateru Inc.	32,365	53
[1]	Ryoyo Electro Corp.	1,806	51
*,1	Yomiuri Land Co. Ltd.	782	45
*,1	Laox Co. Ltd.	20,983	36
	Nakayama Steel Works Ltd.	9,829	34
*	Tokyo Dome Corp.	1,800	22
	Mori Trust Hotel REIT Inc.	16	18
	Starts Proceed Investment Corp.	9	17
			4,601,333
New Zealand (1.0%)
	Fisher & Paykel Healthcare Corp. Ltd. Class C	550,800	13,651
*	Auckland International Airport Ltd.	1,172,236	6,236
	Spark New Zealand Ltd.	1,796,183	6,167
	Meridian Energy Ltd.	1,193,418	6,092
*	a2 Milk Co. Ltd.	712,606	5,877
	Ryman Healthcare Ltd.	404,736	4,496
	Contact Energy Ltd.	707,071	4,127
*	Fletcher Building Ltd.	806,361	3,584
	Mercury NZ Ltd.	658,853	3,360
	Chorus Ltd.	432,549	2,616
	Infratil Ltd.	484,102	2,491
	Summerset Group Holdings Ltd.	230,312	2,001
	EBOS Group Ltd.	90,745	1,859
	Goodman Property Trust	1,058,559	1,710
*	SKYCITY Entertainment Group Ltd.	706,676	1,540
	Kiwi Property Group Ltd.	1,532,183	1,412
	Genesis Energy Ltd.	498,684	1,399
*	Freightways Ltd.	161,956	1,275
	Precinct Properties New Zealand Ltd.	958,222	1,183

		Shares	Market Value ($000)
*	Z Energy Ltd.	447,946	946
	Argosy Property Ltd.	815,278	901
	Vital Healthcare Property Trust	378,295	889
*	Pushpay Holdings Ltd.	647,092	762
	Vector Ltd.	225,485	695
[1]	Arvida Group Ltd.	481,489	617
	Heartland Group Holdings Ltd.	443,885	590
*	Air New Zealand Ltd.	459,458	522
*,1	Kathmandu Holdings Ltd.	483,336	446
	Oceania Healthcare Ltd.	326,802	369
	Scales Corp. Ltd.	99,647	349
*	Synlait Milk Ltd.	89,863	306
*	Restaurant Brands New Zealand Ltd.	23,921	201
*	Tourism Holdings Ltd.	124,256	200
*	Vista Group International Ltd.	179,170	191
*	SKY Network Television Ltd.	1,483,641	174
*	New Zealand Refining Co. Ltd.	177,813	60
			79,294
Singapore (2.6%)
	DBS Group Holdings Ltd.	1,731,313	32,648
	Oversea-Chinese Banking Corp. Ltd.	3,374,497	26,153
	United Overseas Bank Ltd.	1,246,190	21,895
	Singapore Telecommunications Ltd.	7,190,715	12,739
	Wilmar International Ltd.	2,053,316	8,127
	Ascendas REIT	3,143,656	7,253
	CapitaLand Integrated Commercial Trust	4,301,966	6,873
	Singapore Exchange Ltd.	798,618	5,933
	CapitaLand Ltd.	2,245,305	5,397
	Keppel Corp. Ltd.	1,384,860	5,205
	Singapore Technologies Engineering Ltd.	1,479,030	4,124
	Mapletree Logistics Trust	2,572,029	3,815
*	Singapore Airlines Ltd.	1,222,783	3,772
	Venture Corp. Ltd.	252,516	3,753
	Genting Singapore Ltd.	5,728,094	3,676
	Mapletree Industrial Trust	1,654,327	3,562
	Mapletree Commercial Trust	2,127,537	3,292
	Keppel DC REIT	1,223,686	2,735
	Frasers Logistics & Commercial Trust	2,485,656	2,687
	UOL Group Ltd.	484,397	2,659
	City Developments Ltd.	462,017	2,496
	Suntec REIT	2,027,466	2,429
*	ComfortDelGro Corp. Ltd.	1,999,404	2,372
	Frasers Centrepoint Trust	1,071,343	2,083
	NetLink NBN Trust	2,897,000	2,078
	Keppel REIT	1,981,982	1,811
*	SATS Ltd.	627,141	1,810
	Jardine Cycle & Carriage Ltd.	97,127	1,571
	Mapletree North Asia Commercial Trust	2,124,600	1,557
	Ascott Residence Trust	1,795,198	1,411
	Singapore Press Holdings Ltd.	1,578,657	1,397
	Keppel Infrastructure Trust	3,150,880	1,314
	Parkway Life REIT	374,354	1,168
	Sembcorp Industries Ltd.	905,468	1,119
	Manulife U.S. REIT	1,377,475	1,008
	Ascendas India Trust	834,800	943
	Hutchison Port Holdings Trust Class U	4,607,099	941
	Cromwell European REIT	1,327,400	801
	Golden Agri-Resources Ltd.	5,636,250	766

		Shares	Market Value ($000)
	CapitaLand China Trust	728,030	753
	CDL Hospitality Trusts	785,153	725
	ESR-REIT	2,319,879	685
	Singapore Post Ltd.	1,301,729	674
	Olam International Ltd.	562,700	672
	Keppel Pacific Oak U.S. REIT	913,200	668
*	Sembcorp Marine Ltd.	5,997,290	651
	Raffles Medical Group Ltd.	905,537	635
	ARA LOGOS Logistics Trust	1,184,143	620
	Starhill Global REIT	1,484,101	585
	AEM Holdings Ltd.	191,900	574
	OUE Commercial REIT	1,875,216	549
*	StarHub Ltd.	566,070	544
	First Resources Ltd.	464,389	542
	AIMS APAC REIT	556,500	539
	Far East Hospitality Trust	1,096,889	487
	Sheng Siong Group Ltd.	398,299	484
	Wing Tai Holdings Ltd.	333,152	475
	Lendlease Global Commercial REIT	822,000	474
	Soilbuild Business Space REIT	1,098,368	436
	Prime U.S. REIT	516,253	422
	SPH REIT	575,920	360
*	SIA Engineering Co. Ltd.	214,009	304
	Sabana Shari'ah Compliant Industrial REIT	1,065,559	303
	Frasers Property Ltd.	310,300	286
	Frasers Hospitality Trust	713,300	270
*,3	Best World International Ltd.	259,100	253
*	Lippo Malls Indonesia Retail Trust	5,016,496	237
*	Yoma Strategic Holdings Ltd.	1,014,847	210
*	Thomson Medical Group Ltd.	5,612,300	206
	Asian Pay Television Trust	1,761,217	151
	Silverlake Axis Ltd.	702,936	139
*	COSCO Shipping International Singapore Co. Ltd.	655,100	133
	Bumitama Agri Ltd.	289,847	113
*,3	Eagle Hospitality Trust	700,500	96
*,3	Hyflux Ltd.	516,932	82
	First REIT	478,489	77
*,3	Noble Group Ltd.	1,004,977	61
*,1,3	Ezra Holdings Ltd.	1,786,900	15
*	First REIT Rights Exp. 2/16/21	468,919	5
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	1,048,679	—
			210,868
South Korea (14.4%)
	Samsung Electronics Co. Ltd.	4,519,102	330,378
	SK Hynix Inc.	497,738	54,343
	Samsung Electronics Co. Ltd. Preference	806,189	52,578
	NAVER Corp.	127,212	38,816
	LG Chem Ltd.	43,913	35,818
	Samsung SDI Co. Ltd.	50,591	33,051
*	Celltrion Inc.	101,279	29,235
	Hyundai Motor Co.	142,550	29,065
	Kakao Corp.	52,004	20,430
	Kia Motors Corp.	246,788	18,087
*	Hyundai Mobis Co. Ltd.	61,795	17,512
	POSCO	65,117	14,294
	LG Electronics Inc.	104,123	14,215
*	NCSoft Corp.	16,049	13,598
	KB Financial Group Inc.	371,642	13,418

		Shares	Market Value ($000)
*	SK Innovation Co. Ltd.	51,918	12,961
	Shinhan Financial Group Co. Ltd.	470,904	12,914
	LG Household & Health Care Ltd.	8,520	11,860
	Samsung Electro-Mechanics Co. Ltd.	53,740	9,775
	Samsung C&T Corp.	80,334	9,309
*,2	Samsung Biologics Co. Ltd.	12,786	9,052
*	Celltrion Healthcare Co. Ltd.	69,453	8,897
	SK Holdings Co. Ltd.	29,762	8,270
	Hana Financial Group Inc.	275,592	8,035
*	LG Corp.	86,652	7,662
	KT&G Corp.	105,380	7,540
*	Amorepacific Corp.	31,443	6,267
	SK Telecom Co. Ltd.	24,727	5,393
	Samsung SDS Co. Ltd.	30,838	5,370
	Korea Electric Power Corp.	242,728	4,953
	Samsung Fire & Marine Insurance Co. Ltd.	32,075	4,815
	LG Display Co. Ltd.	213,784	4,156
	Samsung Life Insurance Co. Ltd.	60,944	3,842
*	Kumho Petrochemical Co. Ltd.	16,908	3,714
	Woori Financial Group Inc.	458,713	3,609
*	Hanwha Solutions Corp.	77,577	3,451
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	41,048	3,438
*	Korea Zinc Co. Ltd.	9,512	3,432
*	HLB Inc.	42,483	3,414
*	Coway Co. Ltd.	54,103	3,360
*	Lotte Chemical Corp.	14,087	3,276
*	HMM Co. Ltd.	264,275	3,227
*	SK Chemicals Co. Ltd.	8,618	3,223
	POSCO Chemical Co. Ltd.	26,003	3,113
	LG Chem Ltd. Preference	7,177	2,992
	Hyundai Glovis Co. Ltd.	17,497	2,967
*	CJ CheilJedang Corp.	7,597	2,885
	Hyundai Motor Co. Preference (XKRS)	30,548	2,804
*	Celltrion Pharm Inc.	17,936	2,802
*	Mirae Asset Daewoo Co. Ltd.	329,525	2,791
*	E-MART Inc.	18,822	2,757
*	Yuhan Corp.	45,760	2,684
*	Korea Investment Holdings Co. Ltd.	36,391	2,640
*	Hankook Tire & Technology Co. Ltd.	70,609	2,589
*	Hyundai Engineering & Construction Co. Ltd.	69,231	2,487
	Hyundai Steel Co.	71,669	2,480
	LG Innotek Co. Ltd.	13,700	2,437
*	Hanmi Pharm Co. Ltd.	7,028	2,395
*	S-Oil Corp.	39,172	2,390
*	LG Uplus Corp.	216,060	2,305
*	Samsung Heavy Industries Co. Ltd.	413,639	2,295
	Hanon Systems	153,657	2,286
	Hotel Shilla Co. Ltd.	30,963	2,246
*	Shin Poong Pharmaceutical Co. Ltd.	31,102	2,239
*	Korean Air Lines Co. Ltd.	86,833	2,223
*	Orion Corp.Republic of Korea	20,420	2,189
*	Doosan Heavy Industries & Construction Co. Ltd.	209,250	2,186
*	Kangwon Land Inc.	101,590	2,135
	Samsung Securities Co. Ltd.	61,573	2,076
*	Alteogen Inc.	17,526	2,071
*	Hyundai Heavy Industries Holdings Co. Ltd.	9,629	2,023
	Seegene Inc.	13,705	1,999
*	Mando Corp.	32,266	1,986

		Shares	Market Value ($000)
*	DB HiTek Co. Ltd.	35,500	1,938
*	Green Cross Corp.	5,151	1,935
*	SK Biopharmaceuticals Co. Ltd.	14,659	1,903
*	SKC Co. Ltd.	17,583	1,899
*	GS Engineering & Construction Corp.	55,497	1,890
*	KMW Co. Ltd.	27,505	1,889
*	Fila Holdings Corp.	49,366	1,883
*,2	Netmarble Corp.	15,845	1,856
*	Korea Aerospace Industries Ltd.	62,545	1,735
*	Pearl Abyss Corp.	6,011	1,690
*	Samsung Engineering Co. Ltd.	150,027	1,655
*	Hanjin Kal Corp.	29,540	1,609
*	GS Holdings Corp.	49,567	1,609
*	Douzone Bizon Co. Ltd.	17,310	1,542
*	OCI Co. Ltd.	17,510	1,540
*	WONIK IPS Co. Ltd.	35,468	1,510
	Industrial Bank of Korea	215,695	1,508
*	Cellivery Therapeutics Inc.	5,783	1,481
*	AMOREPACIFIC Group	27,382	1,442
*	Genexine Inc.	17,237	1,440
*	Doosan Fuel Cell Co. Ltd.	28,493	1,415
*	DB Insurance Co. Ltd.	42,956	1,412
*	Shinsegae Inc.	6,612	1,381
*	KIWOOM Securities Co. Ltd.	10,977	1,381
*	DL E&C Co. Ltd.	13,845	1,380
	Com2uSCorp	9,489	1,354
*	BNK Financial Group Inc.	273,836	1,345
	Ecopro BM Co. Ltd.	8,242	1,344
	S-1 Corp.	18,180	1,311
*	Hansol Chemical Co. Ltd.	7,569	1,299
*	CJ ENM Co. Ltd.	9,482	1,293
*	Hanwha Aerospace Co. Ltd.	34,671	1,260
	LEENO Industrial Inc.	9,007	1,230
*	NH Investment & Securities Co. Ltd.	122,964	1,212
	SK Materials Co. Ltd.	4,361	1,199
*	Hyundai Wia Corp.	14,787	1,195
	Cheil Worldwide Inc.	67,741	1,166
*	Chong Kun Dang Pharmaceutical Corp.	7,004	1,146
*	Hanwha Corp.	39,484	1,131
*	Koh Young Technology Inc.	11,740	1,124
	L&F Co. Ltd.	16,926	1,109
*	Iljin Materials Co. Ltd.	17,430	1,108
*	HDC Hyundai Development Co-Engineering & Construction Class E	44,615	1,087
	LG Electronics Inc. Preference	15,403	1,082
*	CJ Logistics Corp.	6,947	1,042
*	Hyundai Marine & Fire Insurance Co. Ltd.	58,563	1,039
*	Hanall Biopharma Co. Ltd.	36,390	1,038
*	Hugel Inc.	5,920	1,036
*	Green Cross Holdings Corp.	26,034	1,018
*	CJ Corp.	11,864	998
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	45,583	994
*	Hyundai Department Store Co. Ltd.	14,131	988
*	LS Corp.	17,228	987
	LG Household & Health Care Ltd. Preference	1,556	974
*	Hanmi Science Co. Ltd.	13,090	940
*	Lotte Shopping Co. Ltd.	9,987	940
*	Doosan Infracore Co. Ltd.	128,342	933
	Ecopro Co. Ltd.	17,757	924

		Shares	Market Value ($000)
	Youngone Corp.	29,105	919
*	BGF retail Co. Ltd.	6,012	912
	Soulbrain Co. Ltd.	3,777	904
	Samsung Card Co. Ltd.	33,720	894
*	Meritz Securities Co. Ltd.	280,523	882
*	Daewoo Engineering & Construction Co. Ltd.	163,698	863
*	Hite Jinro Co. Ltd.	29,873	850
*	MedPacto Inc.	12,400	849
*	Hyundai Elevator Co. Ltd.	22,380	846
*	Daewoong Co. Ltd.	20,191	839
*	LS Electric Co. Ltd.	15,247	834
*	LegoChem Biosciences Inc.	15,469	834
*	DGB Financial Group Inc.	145,821	829
*	LOTTE Fine Chemical Co. Ltd.	16,851	817
*	GS Retail Co. Ltd.	26,272	815
*	Hyundai Rotem Co. Ltd.	46,155	790
	KCC Corp.	4,450	789
*	Meritz Fire & Marine Insurance Co. Ltd.	55,456	784
*	JYP Entertainment Corp.	26,851	780
*	Hanssem Co. Ltd.	9,165	775
*	Oscotec Inc.	22,187	772
	Dongsuh Cos. Inc.	27,965	770
*	JR REIT XXVII	167,983	763
*	HLB Life Science Co. Ltd.	37,538	753
	LOTTE REIT Co. Ltd.	165,802	752
*	Dongjin Semichem Co. Ltd.	27,658	748
*	Pan Ocean Co. Ltd.	182,822	743
*	Eo Technics Co. Ltd.	8,381	738
*	Hyundai Mipo Dockyard Co. Ltd.	19,154	737
*	Hyosung TNC Co. Ltd.	2,762	736
*	Korea Petrochemical Ind Co. Ltd.	2,903	734
	NongShim Co. Ltd.	2,910	733
	Bukwang Pharmaceutical Co. Ltd.	36,404	725
	Lotte Corp.	24,457	709
*	NEPES Corp.	18,190	708
	Posco International Corp.	46,738	690
*	NHN KCP Corp.	13,142	686
*	Kolon Industries Inc.	18,604	679
*	GemVax & Kael Co. Ltd.	33,562	678
*	Sebang Global Battery Co. Ltd.	7,392	671
*	Kolmar Korea Co. Ltd.	14,564	669
*	Zinus Inc.	7,338	665
*	Paradise Co. Ltd.	46,693	659
*	Seoul Semiconductor Co. Ltd.	37,584	656
*	Pharmicell Co. Ltd.	51,384	655
*	Innocean Worldwide Inc.	11,417	653
*	ST Pharm Co. Ltd.	8,271	652
*	Korea Gas Corp.	23,476	651
*	SK Networks Co. Ltd.	140,856	650
*	NICE Information Service Co. Ltd.	34,018	647
*	Sam Chun Dang Pharm Co. Ltd.	12,040	644
*	JB Financial Group Co. Ltd.	138,973	643
*	Doosan Bobcat Inc.	23,495	633
	Chunbo Co. Ltd.	3,871	631
*	Hanwha Life Insurance Co. Ltd.	261,985	624
*	Helixmith Co. Ltd.	27,015	615
*	Cosmax Inc.	6,663	611
*	DongKook Pharmaceutical Co. Ltd.	21,990	610

		Shares	Market Value ($000)
*	Chabiotech Co. Ltd.	37,619	609
*	DL Holdings Co. Ltd.	11,043	600
*	IS Dongseo Co. Ltd.	12,417	595
*	Korean Air Lines Co. Ltd. Rights Exp. 3/5/21	68,789	590
	RFHIC Corp.	15,051	588
*	Korean Reinsurance Co.	88,308	587
	Ssangyong Cement Industrial Co. Ltd.	100,216	577
*	Hyundai Bioscience Co. Ltd.	28,428	573
*	Mirae Asset Daewoo Co. Ltd. Preference	145,202	571
*	Ottogi Corp.	1,136	569
*	GeneOne Life Science Inc.	38,602	568
*	Mezzion Pharma Co. Ltd.	4,746	567
*	Ace Technologies Corp.	28,335	563
*	Tokai Carbon Korea Co. Ltd.	4,410	561
*	SFA Semicon Co. Ltd.	91,128	560
*	Ilyang Pharmaceutical Co. Ltd.	12,304	559
*	Osstem Implant Co. Ltd.	9,090	557
*	Hyosung Advanced Materials Corp.	2,750	553
	Silicon Works Co. Ltd.	9,070	550
*	SK Discovery Co. Ltd.	9,687	549
*	F&F Co. Ltd.	5,989	548
*	SFA Engineering Corp.	16,167	545
	Hyundai Motor Co. Preference	5,376	541
	Mcnex Co. Ltd.	11,654	541
*	NHN Corp.	8,636	538
	S&S Tech Corp.	15,942	538
*	Daewoong Pharmaceutical Co. Ltd.	3,964	536
*	Daou Technology Inc.	22,517	534
	LG International Corp.	22,569	532
*	DoubleUGames Co. Ltd.	9,468	526
*,1,3	SillaJen Inc.	48,243	522
*	Hyosung Corp.	7,858	520
*	Amorepacific Corp. Preference	7,136	518
*	Binex Co. Ltd.	21,825	513
*	Hanjin Transportation Co. Ltd.	13,039	509
*	Foosung Co. Ltd.	47,810	508
*	Enzychem Lifesciences Corp.	5,758	508
*	Samwha Capacitor Co. Ltd.	7,443	496
*	SM Entertainment Co. Ltd.	18,127	496
*	KEPCO Plant Service & Engineering Co. Ltd.	20,493	496
*	Studio Dragon Corp.	5,602	495
*	Medipost Co. Ltd.	13,210	489
*	Yungjin Pharmaceutical Co. Ltd.	80,680	484
*	Amicogen Inc.	16,962	482
*	Webzen Inc.	15,384	480
*	CJ CGV Co. Ltd.	19,908	477
*	iNtRON Biotechnology Inc.	22,687	465
*	Hana Tour Service Inc.	8,943	463
*	ABLBio Inc.	21,392	462
*	Solus Advanced Materials Co. Ltd.	10,994	460
	Eugene Technology Co. Ltd.	13,794	457
	BH Co. Ltd.	23,385	456
	Korea Electric Terminal Co. Ltd.	6,653	447
	Partron Co. Ltd.	44,486	447
*	TY Holdings Co. Ltd.	21,060	446
*	Poongsan Corp.	16,907	429
	PI Advanced Materials Co. Ltd.	12,162	428
*	Kumho Tire Co. Inc.	126,714	427

		Shares	Market Value ($000)
	Medytox Inc.	3,941	427
*	CMG Pharmaceutical Co. Ltd.	95,798	425
*	CrystalGenomics Inc.	33,790	425
*	NKMax Co. Ltd.	23,303	414
*	Asiana Airlines Inc.	31,245	412
*	Hyundai Greenfood Co. Ltd.	52,436	410
	S&T Motiv Co. Ltd.	6,343	409
*	Daesang Corp.	17,321	405
*	Ahnlab Inc.	5,395	402
*	Samyang Holdings Corp.	5,118	398
	L&C Bio Co. Ltd.	12,180	393
*	YG Entertainment Inc.	9,618	390
	Daeduck Electronics Co. Ltd.	32,323	389
	LG Hausys Ltd.	5,605	384
*	Lotte Tour Development Co. Ltd.	27,562	383
*	LOTTE Himart Co. Ltd.	10,553	371
*	Dawonsys Co. Ltd.	21,062	371
*	Hyundai Home Shopping Network Corp.	5,188	366
*	Hyosung Heavy Industries Corp.	6,137	366
*	G-treeBNT Co. Ltd.	19,171	364
*	AfreecaTV Co. Ltd.	6,607	364
*	Eutilex Co. Ltd.	8,376	362
*	LIG Nex1 Co. Ltd.	10,928	362
*	Huchems Fine Chemical Corp.	18,895	361
*	Samsung Pharmaceutical Co. Ltd.	51,111	360
*	Dongkuk Steel Mill Co. Ltd.	51,809	359
*	DIO Corp.	10,429	357
	Korea Asset In Trust Co. Ltd.	103,984	356
	Posco ICT Co. Ltd.	51,039	352
	TES Co. Ltd.	13,707	352
*	Taekwang Industrial Co. Ltd.	449	336
*	Cafe24 Corp.	10,798	336
*	Komipharm International Co. Ltd.	33,393	335
*	Duk San Neolux Co. Ltd.	11,211	335
*	Shinsegae International Inc.	2,180	335
*	Handsome Co. Ltd.	12,008	334
*	Lotte Chilsung Beverage Co. Ltd.	3,180	330
*	Daishin Securities Co. Ltd. Preference	38,800	329
*	Insun ENT Co. Ltd.	31,364	326
*	HDC Holdings Co. Ltd.	33,091	325
*	Hyundai Construction Equipment Co. Ltd.	10,783	325
*	JW Pharmaceutical Corp.	11,851	324
*	Naturecell Co. Ltd.	40,676	323
*	GS Home Shopping Inc.	2,606	317
*	Hanwha Corp. Preference	24,694	316
*	Hyosung Chemical Corp.	2,114	311
*	Hyundai Electric & Energy System Co. Ltd.	20,603	308
*	AbClon Inc.	10,799	308
*	ITM Semiconductor Co. Ltd.	6,778	307
*	Dong-A ST Co. Ltd.	4,105	302
*	Jusung Engineering Co. Ltd.	35,485	299
*	Korea Real Estate Investment & Trust Co. Ltd.	171,141	299
*	Innox Advanced Materials Co. Ltd.	7,495	299
*	OptoElectronics Solutions Co. Ltd.	6,701	299
*	Advanced Process Systems Corp.	13,743	298
*	Korea Line Corp.	98,020	297
*	NICE Holdings Co. Ltd.	18,837	297
*	SL Corp.	13,386	295

		Shares	Market Value ($000)
*	Dong-A Socio Holdings Co. Ltd.	2,924	293
*	Telcon RF Pharmaceutical Inc.	65,678	291
*	Namsun Aluminum Co. Ltd.	73,435	289
	Huons Co. Ltd.	5,822	287
*	Dongwon Industries Co. Ltd.	1,318	284
	INTOPS Co. Ltd.	11,060	283
*	Hyundai Bioland Co. Ltd.	14,601	281
*	Hankook & Co. Co. Ltd.	19,856	280
*	SK Securities Co. Ltd.	373,367	280
*	Kuk-il Paper Manufacturing Co. Ltd.	73,045	275
*	Jeil Pharmaceutical Co. Ltd.	6,752	273
*	Modetour Network Inc.	13,449	272
	Daea TI Co. Ltd.	56,219	269
*	Ananti Inc.	39,104	268
*	Chongkundang Holdings Corp.	2,748	265
*	Halla Holdings Corp.	6,651	262
*	KH Vatec Co. Ltd.	16,950	260
*	Sungwoo Hitech Co. Ltd.	39,271	259
*	HS Industries Co. Ltd.	42,627	258
*	Feelux Co. Ltd.	65,838	254
*	Hanwha Investment & Securities Co. Ltd.	106,248	248
*	Taihan Electric Wire Co. Ltd.	245,837	243
*	Doosan Co. Ltd.	5,309	243
*	Kwang Dong Pharmaceutical Co. Ltd.	28,923	240
*	STCUBE	26,847	239
*	Dentium Co. Ltd.	5,783	238
*	Wemade Co. Ltd.	7,044	237
*	Anterogen Co. Ltd.	4,515	236
*	Hansol Technics Co. Ltd.	26,180	234
*	Grand Korea Leisure Co. Ltd.	16,802	230
*	KC Tech Co. Ltd.	9,680	228
*	KCC Glass Corp.	7,094	228
*	Binggrae Co. Ltd.	4,525	226
*	Green Cross Cell Corp.	5,374	223
*	Daishin Securities Co. Ltd.	20,390	221
*	Meritz Financial Group Inc.	25,945	221
*	Sangsangin Co. Ltd.	37,081	220
*	Orion Holdings Corp.	18,292	219
*	Youlchon Chemical Co. Ltd.	10,925	218
*	ICD Co. Ltd.	14,626	218
*	Mirae Asset Life Insurance Co. Ltd.	65,525	214
*	Cuckoo Homesys Co. Ltd.	5,915	212
*	Hanwha General Insurance Co. Ltd.	69,810	211
*	Wonik Holdings Co. Ltd.	34,924	210
	Seobu T&D	29,893	210
*	Hancom Inc.	13,741	210
*	Neowiz	9,864	209
*	Peptron Inc.	15,974	209
*	Songwon Industrial Co. Ltd.	15,319	208
	Hanil Cement Co. Ltd.	2,215	206
*	LF Corp.	15,869	204
*	Aprogen pharmaceuticals Inc.	199,372	203
	Hansae Co. Ltd.	14,405	203
*	Tongyang Inc.	187,196	201
*	Young Poong Corp.	437	201
*	Kumho Industrial Co. Ltd.	26,585	200
*	CJ CheilJedang Corp. Preference	1,096	200
*	KC Co. Ltd.	8,089	197

		Shares	Market Value ($000)
*	Taeyoung Engineering & Construction Co. Ltd.	18,406	197
*	Dongsung Pharmaceutical Co. Ltd.	17,023	197
*	Yuanta Securities Korea Co. Ltd.	72,004	193
*	Eugene Investment & Securities Co. Ltd.	56,837	192
*	Vieworks Co. Ltd.	6,552	189
*	Toptec Co. Ltd.	17,206	182
	Hansol Paper Co. Ltd.	15,350	178
*	Harim Holdings Co. Ltd.	24,651	178
*	SK Gas Ltd.	2,024	175
*	Samyang Corp.	3,076	171
*	Maeil Dairies Co. Ltd.	2,706	171
*	Vidente Co. Ltd.	22,931	169
	i-SENS Inc.	7,553	169
*	Soulbrain Holdings Co. Ltd.	4,255	167
*	Nexen Tire Corp.	29,801	166
*	KEPCO Engineering & Construction Co. Inc.	10,937	166
*	Dongwon F&B Co. Ltd.	989	157
*	InBody Co. Ltd.	9,496	157
*	Lock&Lock Co. Ltd.	15,263	157
*	Youngone Holdings Co. Ltd.	4,559	155
*	Lutronic Corp.	17,457	155
*	Inscobee Inc.	74,054	154
*	Samchully Co. Ltd.	2,058	154
	Samsung Fire & Marine Insurance Co. Ltd. Preference	1,294	153
*	KISCO Corp.	21,795	151
*	GOLFZON Co. Ltd.	2,573	149
*	BGF Co. Ltd.	24,184	149
*	NS Shopping Co. Ltd.	13,483	145
*	JW Holdings Corp.	31,308	144
*	Kolmar Korea Holdings Co. Ltd.	5,952	143
*	Namhae Chemical Corp.	18,726	143
*	iMarketKorea Inc.	19,079	142
*	Interflex Co. Ltd.	11,070	141
*	Gamevil Inc.	4,143	133
*	Hankook Shell Oil Co. Ltd.	577	126
*	AK Holdings Inc.	4,810	125
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	125
*	Aekyung Industrial Co. Ltd.	5,626	123
*	Interpark Corp.	36,083	122
*	SPC Samlip Co. Ltd.	1,951	122
	Huons Global Co. Ltd.	5,161	122
*	Dae Han Flour Mills Co. Ltd.	942	119
*	Sung Kwang Bend Co. Ltd.	18,185	117
*	Able C&C Co. Ltd.	17,353	117
*	KISWIRE Ltd.	9,200	116
*	Kolon Corp.	6,437	116
*	Hyundai Livart Furniture Co. Ltd.	7,935	115
*	KTB Investment & Securities Co. Ltd.	37,203	114
*	Lotte Confectionery Co. Ltd.	1,211	113
*	Seah Besteel Corp.	9,828	108
*	Kyobo Securities Co. Ltd.	16,417	106
*	Namyang Dairy Products Co. Ltd.	415	106
	KT Skylife Co. Ltd.	13,988	106
*	CUROCOM Co. Ltd.	79,337	105
*	Tongyang Life Insurance Co. Ltd.	31,110	102
*	Hyundai Corp.	7,187	101
	Humedix Co. Ltd.	5,513	101
*	Lotte Food Co. Ltd.	327	99

		Shares	Market Value ($000)
*	Cuckoo Holdings Co. Ltd.	1,152	99
*	LG HelloVision Co. Ltd.	25,075	98
*	Coreana Cosmetics Co. Ltd.	22,740	97
	Daeduck Co. Ltd.	15,930	95
*,1,3	Cellumed Co. Ltd.	17,851	95
*	Hansol Holdings Co. Ltd.	30,188	94
*	Byucksan Corp.	39,891	85
	Hanil Holdings Co. Ltd.	9,090	85
*	DB Financial Investment Co. Ltd.	19,746	84
*	Muhak Co. Ltd.	13,199	82
	Woongjin Thinkbig Co. Ltd.	35,171	82
*	SBS Media Holdings Co. Ltd.	48,955	82
*	Sam Young Electronics Co. Ltd.	8,881	81
	Cell Biotech Co. Ltd.	4,631	81
*	Eusu Holdings Co. Ltd.	17,165	80
*	TK Corp.	12,480	78
	Daekyo Co. Ltd.	24,343	78
*	E1 Corp.	2,215	77
	S&T Dynamics Co. Ltd.	12,792	74
*	Agabang&Company	22,329	72
*	Sindoh Co. Ltd.	3,064	71
*	CJ Freshway Corp.	3,686	67
*	Homecast Co. Ltd.	27,476	64
*	GNCO Co. Ltd.	65,482	57
*,3	Yuyang DNU Co. Ltd.	48,272	53
*	Hanwha Solutions Corp. Rights Exp. 2/25/21	12,020	53
*,3	APAM Corp.	15,552	28
*	Feelux Co. Ltd. Rights Exp. 2/25/21	25,501	15
*	LOTTE REIT Co. Ltd. Rights Exp. 3/9/21	68,453	11
			1,158,918
Total Common Stocks (Cost $7,398,881)			7,977,970
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund, 0.107% (Cost $48,745)	487,455	48,745
Total Investments (99.7%) (Cost $7,447,626)			8,026,715
Other Assets and Liabilities—Net (0.3%)			23,129
Net Assets (100%)			8,049,844
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,287,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $39,868,000, representing 0.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $24,034,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	35	6,484	(88)
KOSPI 200 Index	March 2021	141	12,745	1,220
S&P ASX 200 Index	March 2021	60	7,499	(73)
Topix Index	March 2021	211	36,340	481
				1,540

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	4/6/21	AUD	7,118	USD	5,533	—	(91)
Toronto-Dominion Bank	4/6/21	JPY	3,004,051	USD	29,028	—	(329)
						—	(420)
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,738	7,963,937	2,295	7,977,970
Temporary Cash Investments	48,745	—	—	48,745
Total	60,483	7,963,937	2,295	8,026,715
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,132	—	—	6,132
Liabilities
Forward Currency Contracts	—	420	—	420
1	Represents variation margin on the last day of the reporting period.